                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21852

                       RIVERSOURCE RETIREMENT SERIES TRUST
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 4/30

Date of reporting period: 4/30

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

RETIREMENT PLUS(SM) SERIES

ANNUAL REPORT FOR THE
PERIOD ENDED APRIL 30, 2007


THIS ANNUAL REPORT DESCRIBES EIGHT FUNDS,
EACH OF WHICH INVESTS IN OTHER
RIVERSOURCE(R) FUNDS. EACH FUND SEEKS TO
PROVIDE HIGH TOTAL RETURN THROUGH A
COMBINATION OF CURRENT INCOME AND CAPITAL
APPRECIATION, CONSISTENT WITH ITS CURRENT
ASSET ALLOCATION.

RiverSource Retirement Plus(SM) 2010 Fund
RiverSource Retirement Plus(SM) 2015 Fund
RiverSource Retirement Plus(SM) 2020 Fund
RiverSource Retirement Plus(SM) 2025 Fund
RiverSource Retirement Plus(SM) 2030 Fund
RiverSource Retirement Plus(SM) 2035 Fund
RiverSource Retirement Plus(SM) 2040 Fund
RiverSource Retirement Plus(SM) 2045 Fund

(This annual report includes a
prospectus that describes in detail
each Fund's objective, investment
strategy, risks, sales charges, fees
and other matters of interest. Please
read the prospectus carefully before
you invest or send money.)

TABLE OF CONTENTS

Fund Snapshots......................      2
Portfolio Allocation................      5
Investment Changes
   RiverSource Retirement Plus 2010
     Fund...........................      8
   RiverSource Retirement Plus 2015
     Fund...........................      8
   RiverSource Retirement Plus 2020
     Fund...........................      9
   RiverSource Retirement Plus 2025
     Fund...........................      9
   RiverSource Retirement Plus 2030
     Fund...........................     10
   RiverSource Retirement Plus 2035
     Fund...........................     10
   RiverSource Retirement Plus 2040
     Fund...........................     11
   RiverSource Retirement Plus 2045
     Fund...........................     11
Performance Summaries...............     12
Questions & Answers
   with Portfolio Management........     22
The Fund's Long-term Performance
   RiverSource Retirement Plus 2010
     Fund...........................     26
   RiverSource Retirement Plus 2015
     Fund...........................     28
   RiverSource Retirement Plus 2020
     Fund...........................     30
   RiverSource Retirement Plus 2025
     Fund...........................     32
   RiverSource Retirement Plus 2030
     Fund...........................     34
   RiverSource Retirement Plus 2035
     Fund...........................     36
   RiverSource Retirement Plus 2040
     Fund...........................     38
   RiverSource Retirement Plus 2045
     Fund...........................     40
Fund Expenses Examples..............     42
Investments in Affiliated Funds.....     51
Financial Statements................     59
Notes to Financial Statements.......     68
Report of Independent Registered
   Public Accounting Firm...........    103
Federal Income Tax Information......    104
Board Members and Officers..........    108
Proxy Voting........................    110

--------------------------------------------------------------------------------

                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  1

FUND SNAPSHOTS AT APRIL 30, 2007

FUND OBJECTIVE

Each of the eight Retirement Plus Funds invests in other RiverSource funds. Each Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation. Each respective Fund is managed for investors planning to retire or to begin withdrawing portions of their investment around the year -- 2010, 2015, 2020, 2025, 2030, 2035, 2040 and 2045 -- consistent with the name of the Fund.

FUND FACTS

RIVERSOURCE RETIREMENT PLUS 2010 FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                       --            05/18/06
Class R2                      --            12/11/06
Class R3                     RSRPX          12/11/06
Class R4                     RSERX          12/11/06
Class R5                     RSPRX          12/11/06
Class Y                      RSSPX          05/18/06
Total net assets......................   $17.6 million
Number of holdings....................             8

RIVERSOURCE RETIREMENT PLUS 2015 FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                       --            05/18/06
Class R2                      --            12/11/06
Class R3                     RSRTX          12/11/06
Class R4                     RSEMX          12/11/06
Class R5                     RSCUX          12/11/06
Class Y                      RSFNX          05/18/06
Total net assets......................   $25.9 million
Number of holdings....................             8

RIVERSOURCE RETIREMENT PLUS 2020 FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                       --            05/18/06
Class R2                      --            12/11/06
Class R3                     RSEPX          12/11/06
Class R4                     RSMTX          12/11/06
Class R5                     RSUCX          12/11/06
Class Y                      RSNFX          05/18/06
Total net assets......................   $38.7 million
Number of holdings....................             8

RIVERSOURCE RETIREMENT PLUS 2025 FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                       --            05/18/06
Class R2                      --            12/11/06
Class R3                     RSMPX          12/11/06
Class R4                     RSPLX          12/11/06
Class R5                     RSURX          12/11/06
Class Y                      RSMEX          05/18/06
Total net assets......................   $38.2 million
Number of holdings....................             8

RIVERSOURCE RETIREMENT PLUS 2030 FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                       --            05/18/06
Class R2                      --            12/11/06
Class R3                     RSRNX          12/11/06
Class R4                     RSELX          12/11/06
Class R5                     RSEEX          12/11/06
Class Y                      RPTYX          05/18/06
Total net assets......................   $36.1 million
Number of holdings....................             8

RIVERSOURCE RETIREMENT PLUS 2035 FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                       --            05/18/06
Class R2                      --            12/11/06
Class R3                     RSRRX          12/11/06
Class R4                     RSMNX          12/11/06
Class R5                     RSUSX          12/11/06
Class Y                      RPOYX          05/18/06
Total net assets......................   $21.3 million
Number of holdings....................             8

--------------------------------------------------------------------------------

 2 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

FUND SNAPSHOTS AT APRIL 30, 2007

RIVERSOURCE RETIREMENT PLUS 2040 FUND

                          TICKER SYMBOL   INCEPTION DATE
Class A                        --            05/18/06
Class R2                       --            12/11/06
Class R3                      RSRCX          12/11/06
Class R4                      RSMMX          12/11/06
Class R5                      RSPUX          12/11/06
Class Y                       RPFYX          05/18/06
Total net assets.......................   $26.6 million
Number of holdings.....................             8

RIVERSOURCE RETIREMENT PLUS 2045 FUND

                          TICKER SYMBOL   INCEPTION DATE
Class A                        --            05/18/06
Class R2                       --            12/11/06
Class R3                      RSRUX          12/11/06
Class R4                      RSNNX          12/11/06
Class R5                      RSUPX          12/11/06
Class Y                       RRPYX          05/18/06
Total net assets.......................   $6.7 million
Number of holdings.....................             8

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The RiverSource Retirement Plus Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small-and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  3

FUND SNAPSHOTS AT APRIL 30, 2007

PORTFOLIO MANAGERS

                          YEARS IN INDUSTRY
Dimitris Bertsimas,
   Ph.D.                         14
Colin Lundgren, CFA              18
Erol Sonderegger, CFA            11

TOP FIVE HOLDINGS

Percentage of portfolio assets at April 30, 2007

RIVERSOURCE RETIREMENT PLUS 2010 FUND

RiverSource Disciplined Equity Fund              54.3%
RiverSource Disciplined International Equity
   Fund                                          13.3%
RiverSource Diversified Bond Fund                12.9%
RiverSource Cash Management Fund                  7.4%
RiverSource High Yield Bond Fund                  5.8%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2015 FUND

RiverSource Disciplined Equity Fund          60.1%
RiverSource Disciplined International
   Equity Fund                               17.7%
RiverSource Diversified Bond Fund             9.5%
RiverSource High Yield Bond Fund              4.2%
RiverSource Cash Management Fund              3.4%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2020 FUND

RiverSource Disciplined Equity Fund          63.4%
RiverSource Disciplined International
   Equity Fund                               23.4%
RiverSource Diversified Bond Fund             5.3%
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                3.4%
RiverSource Cash Management Fund              1.7%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2025 FUND

RiverSource Disciplined Equity Fund          65.6%
RiverSource Disciplined International
   Equity Fund                               23.7%
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                5.0%
RiverSource Diversified Bond Fund             3.7%
RiverSource Cash Management Fund              1.4%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2030 FUND

RiverSource Disciplined Equity Fund          65.1%
RiverSource Disciplined International
   Equity Fund                               24.3%
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                4.9%
RiverSource Diversified Bond Fund             3.7%
RiverSource Cash Management Fund              1.4%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2035 FUND

RiverSource Disciplined Equity Fund          65.4%
RiverSource Disciplined International
   Equity Fund                               24.0%
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                4.9%
RiverSource Diversified Bond Fund             3.7%
RiverSource Cash Management Fund              1.4%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2040 FUND

RiverSource Disciplined Equity Fund          65.4%
RiverSource Disciplined International
   Equity Fund                               24.0%
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                4.9%
RiverSource Diversified Bond Fund             3.7%
RiverSource Cash Management Fund              1.4%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE RETIREMENT PLUS 2045 FUND

RiverSource Disciplined Equity Fund          66.1%
RiverSource Disciplined International
   Equity Fund                               23.4%
RiverSource Disciplined Small and Mid Cap
   Equity Fund                                4.8%
RiverSource Diversified Bond Fund             3.7%
RiverSource Cash Management Fund              1.4%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."
For more information about the underlying funds that make up each RiverSource Retirement Plus(SM) Series funds, visit riversource.com/funds or call (888) 791-3380. On line, you can click on the Fund Documents section to view a Prospectus for each underlying fund, current Fact Sheets, Annual and Semiannual Reports, Quarterly Fund Commentary, Quarterly Holdings Filings and/or each underlying fund's Statement of Additional Information. You can download these documents or obtain free printed copies through your financial advisor. Please note when viewing performance information for each underlying fund that each RiverSource Retirement Plus(SM) Series fund invests only in Class I shares of underlying funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

PORTFOLIO ALLOCATION

RIVERSOURCE RETIREMENT PLUS 2010 FUND

Percentage of portfolio assets at April 30, 2007

                                  (PIE CHART)

(1) Includes U.S. Large Cap 54.3%, International 13.3% and U.S. Small Mid Cap 2.5%.
(2)  Includes Investment Grade 12.9%, High Yield 5.8% and Global Bond 3.8%.
(3)  Includes Money Market 7.4%.

RIVERSOURCE RETIREMENT PLUS 2015 FUND

Percentage of portfolio assets at April 30, 2007

                                  (PIE CHART)

(1) Includes U.S. Large Cap 60.1%, International 17.7% and U.S. Small Mid Cap 2.4%.
(2)  Includes Investment Grade 9.5%, High Yield 4.2% and Global Bond 2.7%.
(3)  Includes Money Market 3.4%.

RIVERSOURCE RETIREMENT PLUS 2020 FUND

Percentage of portfolio assets at April 30, 2007

                                  (PIE CHART)

(1) Includes U.S. Large Cap 63.4%, International 23.4% and U.S. Small Mid Cap 3.4%.
(2)  Includes Investment Grade 5.3%, High Yield 1.0% and Global Bond 1.8%.
(3)  Includes Money Market 1.7%.

--------------------------------------------------------------------------------

                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  5

PORTFOLIO ALLOCATION

RIVERSOURCE RETIREMENT PLUS 2025 FUND

Percentage of portfolio assets at April 30, 2007

                                  (PIE CHART)

(1) Includes U.S. Large Cap 65.6%, International 23.7% and U.S. Small Mid Cap 5.0%.
(2)  Includes Investment Grade 3.7%, High Yield 0.4% and Global Bond 0.2%.
(3)  Includes Money Market 1.4%.

RIVERSOURCE RETIREMENT PLUS 2030 FUND

Percentage of portfolio assets at April 30, 2007

                                  (PIE CHART)

(1) Includes U.S. Large Cap 65.1%, International 24.3% and U.S. Small Mid Cap 4.9%.
(2)  Includes Investment Grade 3.7%, High Yield 0.4% and Global Bond 0.2%.
(3)  Includes Money Market 1.4%.

RIVERSOURCE RETIREMENT PLUS 2035 FUND

Percentage of portfolio assets at April 30, 2007

                                  (PIE CHART)

(1) Includes U.S. Large Cap 65.4%, International 24.0% and U.S. Small Mid Cap 4.9%.
(2)  Includes Investment Grade 3.7%, High Yield 0.4% and Global Bond 0.2%.
(3)  Includes Money Market 1.4%.

--------------------------------------------------------------------------------

 6 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

PORTFOLIO ALLOCATION

RIVERSOURCE RETIREMENT PLUS 2040 FUND

Percentage of portfolio assets at April 30, 2007

                                  (PIE CHART)

(1) Includes U.S. Large Cap 65.4%, International 24.0% and U.S. Small Mid Cap 4.9%.
(2)  Includes Investment Grade 3.7%, High Yield 0.4% and Global Bond 0.2%.
(3)  Includes Money Market 1.4%.

RIVERSOURCE RETIREMENT PLUS 2045 FUND

Percentage of portfolio assets at April 30, 2007

                                  (PIE CHART)

(1) Includes U.S. Large Cap 66.1%, International 23.4% and U.S. Small Mid Cap 4.8%.
(2)  Includes Investment Grade 3.7%, High Yield 0.4% and Global Bond 0.2%.
(3)  Includes Money Market 1.4%.

--------------------------------------------------------------------------------

                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  7

INVESTMENT CHANGES

RIVERSOURCE RETIREMENT PLUS 2010 FUND

Fund holdings at April 30, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUND
 RiverSource Disciplined
   International Equity Fund                       13.3%                                20.4%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             3.6%                                 3.1%
 RiverSource Global Bond Fund                       0.2%                                 0.3%
                                       -----------------------------------------------------------------
                                                    3.8%                                 3.4%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                 12.9%                                11.4%
 RiverSource High Yield Bond Fund                   5.8%                                 5.8%
                                       -----------------------------------------------------------------
                                                   18.7%                                17.2%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              2.5%                                 0.6%
 RiverSource Disciplined Equity
   Fund                                            54.3%                                50.2%
                                       -----------------------------------------------------------------
                                                   56.8%                                50.8%
                                       -----------------------------------------------------------------
MONEY MARKET FUND
 RiverSource Cash Management Fund                   7.4%                                 8.2%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2015 FUND

Fund holdings at April 30, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUND
 RiverSource Disciplined
   International Equity Fund                       17.7%                                23.9%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             2.5%                                 3.0%
 RiverSource Global Bond Fund                       0.2%                                 0.3%
                                       -----------------------------------------------------------------
                                                    2.7%                                 3.3%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                  9.5%                                 7.0%
 RiverSource High Yield Bond Fund                   4.2%                                 4.3%
                                       -----------------------------------------------------------------
                                                   13.7%                                11.3%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              2.4%                                 0.7%
 RiverSource Disciplined Equity
   Fund                                            60.1%                                56.6%
                                       -----------------------------------------------------------------
                                                   62.5%                                57.3%
                                       -----------------------------------------------------------------
MONEY MARKET FUND
 RiverSource Cash Management Fund                   3.4%                                 4.2%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

 8 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE RETIREMENT PLUS 2020 FUND

Fund holdings at April 30, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUND
 RiverSource Disciplined
   International Equity Fund                       23.4%                                27.4%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             1.7%                                 0.4%
 RiverSource Global Bond Fund                       0.1%                                 0.3%
                                       -----------------------------------------------------------------
                                                    1.8%                                 0.7%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                  5.3%                                 3.4%
 RiverSource High Yield Bond Fund                   1.0%                                 2.9%
                                       -----------------------------------------------------------------
                                                    6.3%                                 6.3%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              3.4%                                 0.8%
 RiverSource Disciplined Equity
   Fund                                            63.4%                                63.1%
                                       -----------------------------------------------------------------
                                                   66.8%                                63.9%
                                       -----------------------------------------------------------------
MONEY MARKET FUND
 RiverSource Cash Management Fund                   1.7%                                 1.7%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2025 FUND

Fund holdings at April 30, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUND
 RiverSource Disciplined
   International Equity Fund                       23.7%                                26.8%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             0.1%                                 0.3%
 RiverSource Global Bond Fund                       0.1%                                 0.3%
                                       -----------------------------------------------------------------
                                                    0.2%                                 0.6%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                  3.7%                                 3.1%
 RiverSource High Yield Bond Fund                   0.4%                                 2.5%
                                       -----------------------------------------------------------------
                                                    4.1%                                 5.6%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              5.0%                                 0.8%
 RiverSource Disciplined Equity
   Fund                                            65.6%                                64.3%
                                       -----------------------------------------------------------------
                                                   70.6%                                65.1%
                                       -----------------------------------------------------------------
MONEY MARKET FUND
 RiverSource Cash Management Fund                   1.4%                                 1.9%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  9

INVESTMENT CHANGES

RIVERSOURCE RETIREMENT PLUS 2030 FUND

Fund holdings at April 30, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUND
 RiverSource Disciplined
   International Equity Fund                       24.3%                                28.2%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             0.1%                                 0.3%
 RiverSource Global Bond Fund                       0.1%                                 0.3%
                                       -----------------------------------------------------------------
                                                    0.2%                                 0.6%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                  3.7%                                 3.1%
 RiverSource High Yield Bond Fund                   0.4%                                 2.4%
                                       -----------------------------------------------------------------
                                                    4.1%                                 5.5%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              4.9%                                 0.8%
 RiverSource Disciplined Equity
   Fund                                            65.1%                                63.7%
                                       -----------------------------------------------------------------
                                                   70.0%                                64.5%
                                       -----------------------------------------------------------------
MONEY MARKET FUND
 RiverSource Cash Management Fund                   1.4%                                 1.2%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2035 FUND

Fund holdings at April 30, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUND
 RiverSource Disciplined
   International Equity Fund                       24.0%                                27.3%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             0.1%                                 0.3%
 RiverSource Global Bond Fund                       0.1%                                 0.3%
                                       -----------------------------------------------------------------
                                                    0.2%                                 0.6%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                  3.7%                                 3.1%
 RiverSource High Yield Bond Fund                   0.4%                                 2.4%
                                       -----------------------------------------------------------------
                                                    4.1%                                 5.5%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              4.9%                                 0.8%
 RiverSource Disciplined Equity
   Fund                                            65.4%                                64.0%
                                       -----------------------------------------------------------------
                                                   70.3%                                64.8%
                                       -----------------------------------------------------------------
MONEY MARKET FUND
 RiverSource Cash Management Fund                   1.4%                                 1.8%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

 10 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE RETIREMENT PLUS 2040 FUND

Fund holdings at April 30, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUND
 RiverSource Disciplined
   International Equity Fund                       24.0%                                27.7%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             0.1%                                 0.3%
 RiverSource Global Bond Fund                       0.1%                                 0.3%
                                       -----------------------------------------------------------------
                                                    0.2%                                 0.6%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                  3.7%                                 3.1%
 RiverSource High Yield Bond Fund                   0.4%                                 2.4%
                                       -----------------------------------------------------------------
                                                    4.1%                                 5.5%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              4.9%                                 0.8%
 RiverSource Disciplined Equity
   Fund                                            65.4%                                64.2%
                                       -----------------------------------------------------------------
                                                   70.3%                                65.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUND
 RiverSource Cash Management Fund                   1.4%                                 1.2%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2045 FUND

Fund holdings at April 30, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUND
 RiverSource Disciplined
   International Equity Fund                       23.4%                                25.9%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             0.1%                                 0.3%
 RiverSource Global Bond Fund                       0.1%                                 0.2%
                                       -----------------------------------------------------------------
                                                    0.2%                                 0.5%
                                       -----------------------------------------------------------------
DOMESTIC BOND FUNDS
 RiverSource Diversified Bond Fund                  3.7%                                 3.9%
 RiverSource High Yield Bond Fund                   0.4%                                 2.4%
                                       -----------------------------------------------------------------
                                                    4.1%                                 6.3%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              4.8%                                 0.8%
 RiverSource Disciplined Equity
   Fund                                            66.1%                                64.3%
                                       -----------------------------------------------------------------
                                                   70.9%                                65.1%
                                       -----------------------------------------------------------------
MONEY MARKET FUND
 RiverSource Cash Management Fund                   1.4%                                 2.2%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  11

PERFORMANCE SUMMARIES

                          RIVERSOURCE RETIREMENT PLUS
                                   2010 FUND
                             PERFORMANCE COMPARISON
                      For the period ended April 30, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2010 Fund Class A
 (excluding sales charge) (since 5/18/06)              +17.27

Russell 3000 Index (unmanaged) (since 6/1/06)          +18.27

Lehman Brothers Aggregate Bond Index (unmanaged)
 (since 6/1/06)                                         +7.48

MSCI EAFE Index (unmanaged) (since 6/1/06)             +25.03

Citigroup 3-month U.S. Treasury Bill Index
 (unmanaged) (since 6/1/06)                             +4.61

Blended 2010 Composite Index (unmanaged) (since
 6/1/06)                                               +14.23

(see "The Fund's Long-term Performance" for Index descriptions)
                          RIVERSOURCE RETIREMENT PLUS
                                   2015 FUND
                             PERFORMANCE COMPARISON
                      For the period ended April 30, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2015 Fund Class A
 (excluding sales charge) (since 5/18/06)              +18.79

Russell 3000 Index (unmanaged) (since 6/1/06)          +18.27

Lehman Brothers Aggregate Bond Index (unmanaged)
 (since 6/1/06)                                         +7.48

MSCI EAFE Index (unmanaged) (since 6/1/06)             +25.03

Citigroup 3-month U.S. Treasury Bill Index
 (unmanaged) (since 6/1/06)                             +4.61

Blended 2015 Composite Index (unmanaged) (since
 6/1/06)                                               +15.51

(see "The Fund's Long-term Performance" for Index descriptions)
                          RIVERSOURCE RETIREMENT PLUS
                                   2020 FUND
                             PERFORMANCE COMPARISON
                      For the period ended April 30, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2020 Fund Class A
 (excluding sales charge) (since 5/18/06)              +19.76

Russell 3000 Index (unmanaged) (since 6/1/06)          +18.27

Lehman Brothers Aggregate Bond Index (unmanaged)
 (since 6/1/06)                                         +7.48

MSCI EAFE Index (unmanaged) (since 6/1/06)             +25.03

Citigroup 3-month U.S. Treasury Bill Index
 (unmanaged) (since 6/1/06)                             +4.61

Blended 2020 Composite Index (unmanaged) (since
 6/1/06)                                               +16.81

(see "The Fund's Long-term Performance" for Index descriptions)

                          RIVERSOURCE RETIREMENT PLUS
                                   2025 FUND
                             PERFORMANCE COMPARISON
                      For the period ended April 30, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2025 Fund Class A
 (excluding sales charge) (since 5/18/06)              +19.53

Russell 3000 Index (unmanaged) (since 6/1/06)          +18.27

Lehman Brothers Aggregate Bond Index (unmanaged)
 (since 6/1/06)                                         +7.48

MSCI EAFE Index (since 6/1/06)                         +25.03

Citigroup 3-month U.S. Treasury Bill Index (since
 6/1/06)                                                +4.61

Blended 2025 Composite Index (since 6/1/06)            +17.32

(see "The Fund's Long-term Performance" for Index descriptions)
                          RIVERSOURCE RETIREMENT PLUS
                                   2030 FUND
                             PERFORMANCE COMPARISON
                      For the period ended April 30, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2030 Fund Class A
 (excluding sales charge) (since 5/18/06)              +20.16

Russell 3000 Index (unmanaged) (since 6/1/06)          +18.27

Lehman Brothers Aggregate Bond Index (unmanaged)
 (since 6/1/06)                                         +7.48

MSCI EAFE Index (unmanaged) (since 6/1/06)             +25.03

Citigroup 3-month U.S. Treasury Bill Index
 (unmanaged) (since 6/1/06)                             +4.61

Blended 2030 Composite Index (unmanaged) (since
 6/1/06)                                               +17.32

(see "The Fund's Long-term Performance" for Index descriptions)
                          RIVERSOURCE RETIREMENT PLUS
                                   2035 FUND
                             PERFORMANCE COMPARISON
                      For the period ended April 30, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2035 Fund Class A
 (excluding sales charge) (since 5/18/06)              +19.27

Russell 3000 Index (unmanaged) (since 6/1/06)          +18.27

Lehman Brothers Aggregate Bond Index (unmanaged)
 (since 6/1/06)                                         +7.48

MSCI EAFE Index (unmanaged) (since 6/1/06)             +25.03

Citigroup 3-month U.S. Treasury Bill Index
 (unmanaged) (since 6/1/06)                             +4.61

Blended 2035 Composite Index (unmanaged) (since
 6/1/06)                                               +17.32

(see "The Fund's Long-term Performance" for Index descriptions)

--------------------------------------------------------------------------------

 12 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARIES

                          RIVERSOURCE RETIREMENT PLUS
                                   2040 FUND
                             PERFORMANCE COMPARISON
                      For the period ended April 30, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2040 Fund Class A
 (excluding sales charge) (since 5/18/06)              +19.99

Russell 3000 Index (unmanaged) (since 6/1/06)          +18.27

Lehman Brothers Aggregate Bond Index (unmanaged)
 (since 6/1/06)                                         +7.48

MSCI EAFE Index (unmanaged) (since 6/1/06)             +25.03

Citigroup 3-month U.S. Treasury Bill Index
 (unmanaged) (since 6/1/06)                             +4.61

Blended 2040 Composite Index (unmanaged) (since
 6/1/06)                                               +17.32

(see "The Fund's Long-term Performance" for Index descriptions)
                          RIVERSOURCE RETIREMENT PLUS
                                   2045 FUND
                             PERFORMANCE COMPARISON
                      For the period ended April 30, 2007

                                  (BAR CHART)

RiverSource Retirement Plus 2045 Fund Class A
 (excluding sales charge) (since 5/18/06)              +19.63

Russell 3000 Index (unmanaged) (since 6/1/06)          +18.27

Lehman Brothers Aggregate Bond Index (unmanaged)
 (since 6/1/06)                                         +7.48

MSCI EAFE Index (unmanaged) (since 6/1/06)             +25.03

Citigroup 3-month U.S. Treasury Bill Index
 (unmanaged) (since 6/1/06)                             +4.61

Blended 2045 Composite Index (unmanaged) (since
 6/1/06)                                               +17.32

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  13

PERFORMANCE SUMMARIES

Retirement Plus 2010 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT APRIL 30, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +17.27%
 Class R2 (inception 12/11/06)           +5.55%
 Class R3 (inception 12/11/06)           +5.62%
 Class R4 (inception 12/11/06)           +5.70%
 Class R5 (inception 12/11/06)           +5.77%
 Class Y (inception 5/18/06)            +17.49%
WITH SALES CHARGE
 Class A (inception 5/18/06)            +10.53%

AT MARCH 31, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +13.40%
 Class R2 (inception 12/11/06)           +2.16%
 Class R3 (inception 12/11/06)           +2.23%
 Class R4 (inception 12/11/06)           +2.31%
 Class R5 (inception 12/11/06)           +2.38%
 Class Y (inception 5/18/06)            +13.61%
WITH SALES CHARGE
 Class A (inception 5/18/06)             +6.88%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A(d)                                                         1.37%             0.49%                   1.15%
 Class R2(c)                                                        1.65%             0.88%                   1.54%
 Class R3(c)                                                        1.40%             0.63%                   1.29%
 Class R4(c)                                                        1.13%             0.38%                   1.04%
 Class R5(c)                                                        0.90%             0.13%                   0.79%
 Class Y(d)                                                         1.14%             0.26%                   0.92%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.49% for Class A; 0.88% for Class R2; 0.63% for Class R3; 0.38% for Class R4; 0.13% for Class R5; and 0.26% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired fund (underlying fund) fees and expense is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.77% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.26% for Class A; 1.65% for Class R2; 1.40% for Class R3; 1.15% for Class R4; 0.90% for Class R5; and 1.03% for Class Y.
(c)  Inception date for Class R2, Class R3, Class R4 and Class R5 is Dec. 11,
     2006.
(d)  Inception date for Class A and Class Y is May 18, 2006.

--------------------------------------------------------------------------------

 14 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARIES

Retirement Plus 2015 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT APRIL 30, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +18.79%
 Class R2 (inception 12/11/06)           +6.05%
 Class R3 (inception 12/11/06)           +6.15%
 Class R4 (inception 12/11/06)           +6.26%
 Class R5 (inception 12/11/06)           +6.36%
 Class Y (inception 5/18/06)            +19.08%
WITH SALES CHARGE
 Class A (inception 5/18/06)            +11.96%

AT MARCH 31, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +14.59%
 Class R2 (inception 12/11/06)           +2.30%
 Class R3 (inception 12/11/06)           +2.30%
 Class R4 (inception 12/11/06)           +2.41%
 Class R5 (inception 12/11/06)           +2.51%
 Class Y (inception 5/18/06)            +14.77%
WITH SALES CHARGE
 Class A (inception 5/18/06)             +8.00%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A(d)                                                         1.69%             0.49%                   1.21%
 Class R2(c)                                                        1.35%             0.88%                   1.60%
 Class R3(c)                                                        1.10%             0.63%                   1.35%
 Class R4(c)                                                        0.83%             0.38%                   1.10%
 Class R5(c)                                                        0.60%             0.13%                   0.85%
 Class Y(d)                                                         1.08%             0.26%                   0.98%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.49% for Class A; 0.88% for Class R2; 0.63% for Class R3; 0.38% for Class R4; 0.13% for Class R5; and 0.26% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired fund (underlying fund) fees and expense is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.86% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.35% for Class A; 1.74% for Class R2; 1.49% for Class R3; 1.24% for Class R4; 0.99% for Class R5; and 1.12% for Class Y.
(c)  Inception date for Class R2, Class R3, Class R4 and Class R5 is Dec. 11,
     2006.
(d)  Inception date for Class A and Class Y is May 18, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  15

PERFORMANCE SUMMARIES

Retirement Plus 2020 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT APRIL 30, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +19.76%
 Class R2 (inception 12/11/06)           +6.47%
 Class R3 (inception 12/11/06)           +6.58%
 Class R4 (inception 12/11/06)           +6.68%
 Class R5 (inception 12/11/06)           +6.78%
 Class Y (inception 5/18/06)            +20.03%
WITH SALES CHARGE
 Class A (inception 5/18/06)            +12.87%

AT MARCH 31, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +15.11%
 Class R2 (inception 12/11/06)           +2.34%
 Class R3 (inception 12/11/06)           +2.44%
 Class R4 (inception 12/11/06)           +2.54%
 Class R5 (inception 12/11/06)           +2.55%
 Class Y (inception 5/18/06)            +15.38%
WITH SALES CHARGE
 Class A (inception 5/18/06)             +8.49%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A(d)                                                         1.04%             0.49%                   1.22%
 Class R2(c)                                                        1.24%             0.88%                   1.61%
 Class R3(c)                                                        0.99%             0.63%                   1.36%
 Class R4(c)                                                        0.72%             0.38%                   1.11%
 Class R5(c)                                                        0.49%             0.13%                   0.86%
 Class Y(d)                                                         0.80%             0.26%                   0.99%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.49% for Class A; 0.88% for Class R2; 0.63% for Class R3; 0.38% for Class R4; 0.13% for Class R5; and 0.26% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired fund (underlying fund) fees and expense is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.88% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.37% for Class A; 1.76% for Class R2; 1.51% for Class R3; 1.26% for Class R4; 1.01% for Class R5; and 1.14% for Class Y.
(c)  Inception date for Class R2, Class R3, Class R4 and Class R5 is Dec. 11,
     2006.
(d)  Inception date for Class A and Class Y is May 18, 2006.

--------------------------------------------------------------------------------

 16 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARIES

Retirement Plus 2025 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT APRIL 30, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +19.53%
 Class R2 (inception 12/11/06)           +6.52%
 Class R3 (inception 12/11/06)           +6.63%
 Class R4 (inception 12/11/06)           +6.73%
 Class R5 (inception 12/11/06)           +6.83%
 Class Y (inception 5/18/06)            +19.87%
WITH SALES CHARGE
 Class A (inception 5/18/06)            +12.66%

AT MARCH 31, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +14.89%
 Class R2 (inception 12/11/06)           +2.30%
 Class R3 (inception 12/11/06)           +2.40%
 Class R4 (inception 12/11/06)           +2.50%
 Class R5 (inception 12/11/06)           +2.60%
 Class Y (inception 5/18/06)            +15.13%
WITH SALES CHARGE
 Class A (inception 5/18/06)             +8.29%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A(d)                                                         1.39%             0.49%                   1.24%
 Class R2(c)                                                        1.28%             0.88%                   1.63%
 Class R3(c)                                                        1.03%             0.63%                   1.38%
 Class R4(c)                                                        0.76%             0.38%                   1.13%
 Class R5(c)                                                        0.53%             0.13%                   0.88%
 Class Y(d)                                                         0.92%             0.26%                   1.01%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.49% for Class A; 0.88% for Class R2; 0.63% for Class R3; 0.38% for Class R4; 0.13% for Class R5; and 0.26% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired fund (underlying fund) fees and expense is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.91% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.40% for Class A; 1.79% for Class R2; 1.54% for Class R3; 1.29% for Class R4; 1.04% for Class R5; and 1.17% for Class Y.
(c)  Inception date for Class R2, Class R3, Class R4 and Class R5 is Dec. 11,
     2006.
(d)  Inception date for Class A and Class Y is May 18, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  17

PERFORMANCE SUMMARIES

Retirement Plus 2030 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT APRIL 30, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +20.16%
 Class R2 (inception 12/11/06)           +6.51%
 Class R3 (inception 12/11/06)           +6.61%
 Class R4 (inception 12/11/06)           +6.71%
 Class R5 (inception 12/11/06)           +6.81%
 Class Y (inception 5/18/06)            +20.41%
WITH SALES CHARGE
 Class A (inception 5/18/06)            +13.25%

AT MARCH 31, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +15.40%
 Class R2 (inception 12/11/06)           +2.39%
 Class R3 (inception 12/11/06)           +2.49%
 Class R4 (inception 12/11/06)           +2.49%
 Class R5 (inception 12/11/06)           +2.60%
 Class Y (inception 5/18/06)            +15.65%
WITH SALES CHARGE
 Class A (inception 5/18/06)             +8.77%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A(d)                                                         1.37%             0.49%                   1.24%
 Class R2(c)                                                        1.35%             0.88%                   1.63%
 Class R3(c)                                                        1.10%             0.63%                   1.38%
 Class R4(c)                                                        0.83%             0.38%                   1.13%
 Class R5(c)                                                        0.60%             0.13%                   0.88%
 Class Y(d)                                                         0.88%             0.26%                   1.01%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.49% for Class A; 0.88% for Class R2; 0.63% for Class R3; 0.38% for Class R4; 0.13% for Class R5; and 0.26% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired fund (underlying fund) fees and expense is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.91% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.40% for Class A; 1.79% for Class R2; 1.54% for Class R3; 1.29% for Class R4; 1.04% for Class R5; and 1.17% for Class Y.
(c)  Inception date for Class R2, Class R3, Class R4 and Class R5 is Dec. 11,
     2006.
(d)  Inception date for Class A and Class Y is May 18, 2006.

--------------------------------------------------------------------------------

 18 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARIES

Retirement Plus 2035 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT APRIL 30, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +19.27%
 Class R2 (inception 12/11/06)           +6.56%
 Class R3 (inception 12/11/06)           +6.66%
 Class R4 (inception 12/11/06)           +6.76%
 Class R5 (inception 12/11/06)           +6.87%
 Class Y (inception 5/18/06)            +19.58%
WITH SALES CHARGE
 Class A (inception 5/18/06)            +12.41%

AT MARCH 31, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +14.52%
 Class R2 (inception 12/11/06)           +2.41%
 Class R3 (inception 12/11/06)           +2.42%
 Class R4 (inception 12/11/06)           +2.52%
 Class R5 (inception 12/11/06)           +2.63%
 Class Y (inception 5/18/06)            +14.83%
WITH SALES CHARGE
 Class A (inception 5/18/06)             +7.94%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A(d)                                                         2.95%             0.49%                   1.23%
 Class R2(c)                                                        1.63%             0.88%                   1.62%
 Class R3(c)                                                        1.38%             0.63%                   1.37%
 Class R4(c)                                                        1.11%             0.38%                   1.12%
 Class R5(c)                                                        0.88%             0.13%                   0.87%
 Class Y(d)                                                         1.21%             0.26%                   1.00%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.49% for Class A; 0.88% for Class R2; 0.63% for Class R3; 0.38% for Class R4; 0.13% for Class R5; and 0.26% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired fund (underlying fund) fees and expense is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.90% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.39% for Class A; 1.78% for Class R2; 1.53% for Class R3; 1.28% for Class R4; 1.03% for Class R5; and 1.16% for Class Y.
(c)  Inception date for Class R2, Class R3, Class R4 and Class R5 is Dec. 11,
     2006.
(d)  Inception date for Class A and Class Y is May 18, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  19

PERFORMANCE SUMMARIES

Retirement Plus 2040 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT APRIL 30, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +19.99%
 Class R2 (inception 12/11/06)           +6.48%
 Class R3 (inception 12/11/06)           +6.59%
 Class R4 (inception 12/11/06)           +6.69%
 Class R5 (inception 12/11/06)           +6.79%
 Class Y (inception 5/18/06)            +20.26%
WITH SALES CHARGE
 Class A (inception 5/18/06)            +13.09%

AT MARCH 31, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +15.23%
 Class R2 (inception 12/11/06)           +2.36%
 Class R3 (inception 12/11/06)           +2.46%
 Class R4 (inception 12/11/06)           +2.56%
 Class R5 (inception 12/11/06)           +2.57%
 Class Y (inception 5/18/06)            +15.51%
WITH SALES CHARGE
 Class A (inception 5/18/06)             +8.61%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A(d)                                                         1.53%             0.49%                   1.21%
 Class R2(c)                                                        1.24%             0.88%                   1.60%
 Class R3(c)                                                        0.99%             0.63%                   1.35%
 Class R4(c)                                                        0.74%             0.38%                   1.10%
 Class R5(c)                                                        0.50%             0.13%                   0.85%
 Class Y(d)                                                         0.81%             0.26%                   0.98%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.49% for Class A; 0.88% for Class R2; 0.63% for Class R3; 0.38% for Class R4; 0.13% for Class R5; and 0.26% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired fund (underlying fund) fees and expense is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.87% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.36% for Class A; 1.75% for Class R2; 1.50% for Class R3; 1.25% for Class R4; 1.00% for Class R5; and 1.13% for Class Y.
(c)  Inception date for Class R2, Class R3, Class R4 and Class R5 is Dec. 11,
     2006.
(d)  Inception date for Class A and Class Y is May 18, 2006.

--------------------------------------------------------------------------------

 20 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARIES

Retirement Plus 2045 Fund

AVERAGE ANNUAL TOTAL RETURNS

AT APRIL 30, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +19.63%
 Class R2 (inception 12/11/06)           +6.48%
 Class R3 (inception 12/11/06)           +6.58%
 Class R4 (inception 12/11/06)           +6.68%
 Class R5 (inception 12/11/06)           +6.78%
 Class Y (inception 5/18/06)            +19.93%
WITH SALES CHARGE
 Class A (inception 5/18/06)            +12.75%

AT MARCH 31, 2007
                                         SINCE
WITHOUT SALES CHARGE                   INCEPTION*
 Class A (inception 5/18/06)            +14.89%
 Class R2 (inception 12/11/06)           +2.34%
 Class R3 (inception 12/11/06)           +2.45%
 Class R4 (inception 12/11/06)           +2.55%
 Class R5 (inception 12/11/06)           +2.55%
 Class Y (inception 5/18/06)            +15.18%
WITH SALES CHARGE
 Class A (inception 5/18/06)             +8.29%

Class A share performance reflects the maximum sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A(d)                                                         4.82%             0.49%                   1.24%
 Class R2(c)                                                        2.75%             0.88%                   1.63%
 Class R3(c)                                                        2.50%             0.63%                   1.38%
 Class R4(c)                                                        2.23%             0.38%                   1.13%
 Class R5(c)                                                        2.00%             0.13%                   0.88%
 Class Y(d)                                                         3.01%             0.26%                   1.01%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.49% for Class A; 0.88% for Class R2; 0.63% for Class R3; 0.38% for Class R4; 0.13% for Class R5; and 0.26% for Class Y.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired fund (underlying fund) fees and expense is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.91% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.40% for Class A; 1.79% for Class R2; 1.54% for Class R3; 1.29% for Class R4; 1.04% for Class R5; and 1.17% for Class Y.
(c)  Inception date for Class R2, Class R3, Class R4 and Class R5 is Dec. 11,
     2006.
(d)  Inception date for Class A and Class Y is May 18, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  21

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Dimitris Bertsimas, Colin Lundgren and Erol Sonderegger discuss the results and positioning for each RiverSource Retirement Plus Series fund from the funds' inception on May 18, 2006 through April 30, 2007.

Q: How did each RiverSource Retirement Plus Series fund perform for the period from its inception through April 30, 2007?

A: All eight Retirement Plus Series funds generated strong double-digit positive total returns that outperformed their respective blended composite index benchmark. All Fund returns listed below are for Class A shares (excluding sales charge) for the period from May 18, 2006 through April 30, 2007. All benchmark returns are from June 1, 2006 through April 30, 2007.

   - RiverSource Retirement Plus 2010 Fund had a total return of 17.27%. Its Blended 2010 Composite Index benchmark returned 14.23%.

   - RiverSource Retirement Plus 2015 Fund returned 18.79%. Its Blended 2015 Composite Index benchmark returned 15.51%.

   - RiverSource Retirement Plus 2020 Fund gained 19.76%. Its Blended 2020 Composite Index benchmark returned 16.81%.

   - RiverSource Retirement Plus 2025 Fund advanced 19.53%. Its Blended 2025 Composite Index benchmark returned 17.32%.

   - RiverSource Retirement Plus 2030 Fund rose 20.16%. Its Blended 2030 Composite Index benchmark returned 17.32%.

   - RiverSource Retirement Plus 2035 Fund gained 19.27%. Its Blended 2035 Composite Index benchmark returned 17.32%.

   - RiverSource Retirement Plus 2040 Fund was up 19.99%. Its Blended 2040 Composite Index benchmark returned 17.32%.

   - RiverSource Retirement Plus 2045 Fund increased 19.63%. Its Blended 2045 Composite Index benchmark returned 17.32%.

   The Funds' bond benchmark, the Lehman Brothers Aggregate Bond Index, increased 7.48%. The Funds' domestic equity benchmark, the Russell 3000 Index, increased 18.27%, and its international equity benchmark, the Morgan Stanley Capital International EAFE Index (MSCI Index), rose 25.03%. The Fund's cash benchmark, the Citigroup 3-month U.S. Treasury Bill Index, returned 4.61%.

Q: How is performance of each RiverSource Retirement Plus Series fund measured?

A: Each Fund has a blended composite index as its benchmark, which is a hypothetical representation of the performance of each Fund's asset classes according to their respective neutral asset allocation weightings. The neutral asset allocation for each fund varies over time, changing each month to become gradually more conservative. We developed the neutral asset allocation based on an analysis of capital markets, long-term returns, risk, and correlation of various asset categories, combined with expected retirement ages and life expectancy information.

   The blended composite index benchmarks are unmanaged and therefore have no expenses. The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities, and is frequently used as a general measure of bond performance. The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The MSCI Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.

   THE EIGHT RETIREMENT PLUS SERIES FUNDS BENEFITED MOST FROM ASSET ALLOCATION POSITIONING.


--------------------------------------------------------------------------------

 22 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS

Q: What factors most significantly affected performance for the period?

A: The eight Retirement Plus Series Funds benefited most from asset allocation positioning. Outperformance of several of the underlying mutual fund investments selected for each asset class also contributed to the Funds' results.

   From an asset allocation perspective, a significant exposure to equities vs. fixed income helped performance, as stocks outperformed bonds during the period. Within equities, significant allocations to the Funds' underlying U.S. large-cap equity and international equity mutual fund investments contributed most. Within international equities, having exposure to emerging market equities, the best performing equity segment, further boosted results. Having only a modest exposure to U.S. small-cap and mid-cap equities also helped, although this was partially offset by weak issue selection within the RiverSource Disciplined Small and Mid Cap Equity Fund. Within fixed income, exposure to high yield corporate bonds and emerging market debt, the two best-performing fixed income classes, contributed to results as well.

   It is important to note that each of the Funds' underlying equity funds use three quantitative investment models -- momentum, value and quality -- in selecting stocks. During the reporting period, the value and quality models performed strongly, while the momentum model underperformed in the underlying U.S. large-cap equity mutual fund, RiverSource Disciplined Equity Fund. In the underlying international equity mutual fund, RiverSource Disciplined International Equity Fund, all three of the quantitative investment models outperformed the MSCI EAFE Index, with the quality-adjusted value model taking the lead; however, the iShares MSCI Emerging Markets exchange-traded fund we use to obtain additional emerging market equity exposure underperformed during the period. In the underlying U.S. small-and mid-cap equity mutual fund, RiverSource Disciplined Small and Mid Cap Equity Fund, all three models underperformed. We continue to believe the style diversification provided by the three very different quantitative models is a significant investment advantage.

   Securities in underlying fixed income funds are chosen by sector teams specializing in individual sectors, such as liquid assets, structured assets, investment grade corporate bonds, high yield corporate bonds, and global bonds. During the reporting period, each of the underlying fixed income funds produced positive returns, with RiverSource Emerging Markets Bond Fund, RiverSource Diversified Bond Fund and RiverSource Global Bond Fund posting particularly strong results.

Q: What changes did you make to the funds during the inaugural fiscal period?

A: From the Funds' inception in May to October, the Funds trended away from emerging market bonds, U.S. bonds and U.S. equities due, in part, to waning momentum characteristics. At the same time, the Funds increased their emphasis on international equities, due to improving momentum characteristics. Overall, the Funds' allocation to equities rose. From October through March, we grew increasingly conservative within both the equity and fixed income asset classes based on our two tactical asset allocation models -- momentum and mean reversion. We increased the Funds' emphasis on U.S. large-cap equities and decreased their exposure to international and emerging market equities. Within fixed income, we increased the Funds' positions in U.S. investment grade bonds and cash and decreased exposure to U.S. high yield bonds. Toward the end of the period, we eased this conservative stance somewhat, as we began to favor U.S. small- and mid-cap equities, emerging market equities and emerging market debt.

   In evaluating momentum, the quantitative model we use seeks to identify asset classes expected to have improving investor sentiment during the next six to nine months. The mean reversion model we use looks at the performance of asset classes over the last several years and compares it to their historical averages. The model increases exposure to asset classes that have underperformed their historical averages and decreases exposure to those that have outperformed their average. The idea is that asset class returns tend to revert to their long-term averages over time.

   We maintained our style diversification in most equity asset classes consistently throughout the period. The exception was in the international equities asset class, where we increased the allocation to the momentum model within RiverSource Disciplined International Equity Fund from 30% to 40%, according to our quantitative research.

   WE FIRMLY BELIEVE THAT EMPLOYING STYLE DIVERSIFICATION REMAINS A CRITICAL ADVANTAGE TO THE FUNDS.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  23

QUESTIONS & ANSWERS



Q: What is the Funds' tactical view and strategy for the months ahead?

A: We believe our consistent use of multiple investment disciplines serves the Funds well in all investment environments over the long term, and the diversified portfolios are well positioned for most market conditions.

   We believe that the combination of our asset allocation models, stock selection models and specialized fixed income sector teams should help us to continue delivering value relative to each Fund's blended composite index benchmark over extended periods of time. Employing style diversification remains a critical advantage to the Funds. We are equally convinced of the merit of our multifaceted, disciplined approach to managing risk in the portfolio. Not only are portfolios rebalanced monthly, but our proprietary portfolio optimizer seeks to maximize returns, manage portfolio risk across multiple factors and minimize implementation costs.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 24 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

                       THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE RETIREMENT PLUS 2010 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2010 Fund Class A shares (from 6/1/06 to 4/30/07)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2010 Composite Index, consisting of the Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2010 Index data is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2007
                                               SINCE
                                            INCEPTION(6)
RIVERSOURCE RETIREMENT PLUS 2010 FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000          $11,053
        Average annual total return            +10.53%
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000           $11,827
        Average annual total return            +18.27%
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
        Cumulative value of $10,000           $10,748
        Average annual total return             +7.48%
MSCI EAFE INDEX(3)
        Cumulative value of $10,000           $12,503
        Average annual total return            +25.03%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
        Cumulative value of $10,000           $10,461
        Average annual total return             +4.61%
BLENDED 2010 COMPOSITE INDEX(5)
        Cumulative value of $10,000           $11,423
        Average annual total return            +14.23%

Results for other share classes can be found on page 14.

--------------------------------------------------------------------------------

 26 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2010 FUND LINE GRAPH)

                                                     LEHMAN                           CITIGROUP 3-
                                                    BROTHERS                           MONTH U.S.       BLENDED 2010
                                RUSSELL 3000     AGGREGATE BOND       MSCI EAFE       TREASURY BILL       COMPOSITE
                                  INDEX(2)          INDEX(3)          INDEX(4)          INDEX(5)          INDEX(6)
                                ------------     --------------       ---------       -------------     ------------
6/1/06                            10000.00          10000.00          10000.00          10000.00          10000.00
7/31/06                           10008.00          10157.00          10104.00          10080.00          10083.00
10/31/06                          10860.00          10472.00          10808.00          10206.00          10673.00
1/31/07                           11443.00          10527.00          11563.00          10335.00          11045.00
4/30/07                           11827.00          10748.00          12503.00          10461.00          11423.00

                                 RIVERSOURCE
                               RETIREMENT PLUS
                               2010 FUND CLASS
                               A (INCLUDE SALES
                                  CHARGE)(1)
                               ----------------
6/1/06                              9425.00
7/31/06                             9511.00
10/31/06                           10162.00
1/31/07                            10656.00
4/30/07                            11053.00

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(5) The Blended 2010 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2010 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indexes reflect reinvestment of all distributions and changes in market prices.
(6) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2010 Index data is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  27

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE RETIREMENT PLUS 2015 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2015 Fund Class A shares (from 6/1/06 to 4/30/07)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2015 Composite Index, consisting of the Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2015 Index data is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2007
                                                SINCE
                                            INCEPTION(6)
RIVERSOURCE RETIREMENT PLUS 2015 FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000           $11,196
        Average annual total return             +11.96%
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000            $11,827
        Average annual total return             +18.27%
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
        Cumulative value of $10,000            $10,748
        Average annual total return              +7.48%
MSCI EAFE INDEX(3)
        Cumulative value of $10,000            $12,503
        Average annual total return             +25.03%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
        Cumulative value of $10,000            $10,461
        Average annual total return              +4.61%
BLENDED 2015 COMPOSITE INDEX(5)
        Cumulative value of $10,000            $11,551
        Average annual total return             +15.51%

Results for other share classes can be found on page 15.

--------------------------------------------------------------------------------

 28 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2015 FUND LINE GRAPH)

                                  RIVERSOURCE
                                RETIREMENT PLUS                          LEHMAN                           CITIGROUP 3-
                                2015 FUND CLASS                         BROTHERS                           MONTH U.S.
                               A (INCLUDES SALES    RUSSELL 3000     AGGREGATE BOND       MSCI EAFE       TREASURY BILL
                                  CHARGE)(1)          INDEX (2)         INDEX (3)         INDEX (4)         INDEX (5)
                               -----------------    ------------     --------------       ---------       -------------
6/1/06                               9425.00          10000.00          10000.00          10000.00          10000.00
7/31/06                              9523.00          10008.00          10157.00          10104.00          10080.00
10/31/06                            10230.00          10860.00          10472.00          10808.00          10206.00
1/31/07                             10770.00          11443.00          10527.00          11583.00          10335.00
4/30/07                             11196.00          11827.00          10748.00          12503.00          10461.00


                                BLENDED 2015
                                  COMPOSITE
                                  INDEX (6)
                                ------------
6/1/06                            10000.00
7/31/06                           10071.00
10/31/06                          10713.00
1/31/07                           11142.00
4/30/07                           11551.00

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(5) The Blended 2015 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2015 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indexes reflect reinvestment of all distributions and changes in market prices.
(6) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2015 Index data is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  29

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE RETIREMENT PLUS 2020 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2020 Fund Class A shares (from 6/1/06 to 4/30/07)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2020 Composite Index, consisting of the Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2020 Index data is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2007
                                               SINCE
                                            INCEPTION(6)
RIVERSOURCE RETIREMENT PLUS 2020 FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000          $11,287
        Average annual total return            +12.87%
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000           $11,827
        Average annual total return            +18.27%
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
        Cumulative value of $10,000           $10,748
        Average annual total return             +7.48%
MSCI EAFE INDEX(3)
        Cumulative value of $10,000           $12,503
        Average annual total return            +25.03%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
        Cumulative value of $10,000           $10,461
        Average annual total return             +4.61%
BLENDED 2020 COMPOSITE INDEX(5)
        Cumulative value of $10,000           $11,681
        Average annual total return            +16.81%

Results for other share classes can be found on page 16.

--------------------------------------------------------------------------------

 30 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2020 FUND LINE GRAPH)

                                 RIVERSOURCE
                               RETIREMENT PLUS                          LEHMAN                           CITIGROUP 3-
                               2020 FUND CLASS                         BROTHERS                           MONTH U.S.
                                (A) (INCLUDES      RUSSELL 3000     AGGREGATE BOND       MSCI EAFE       TREASURY BILL
                               SALES CHANGE)(1)      INDEX (2)         INDEX (3)         INDEX (4)         INDEX (5)
                               ----------------    ------------     --------------       ---------       -------------
6/1/06                              9425.00          10000.00          10000.00          10000.00          10000.00
7/31/06                             9494.00          10008.00          10157.00          10104.00          10080.00
10/31/06                           10242.00          10860.00          10472.00          10808.00          10206.00
1/31/07                            10818.00          11443.00          10527.00          11563.00          10335.00
4/30/07                            11287.00          11827.00          10748.00          12503.00          10461.00


                                BLENDED 2020
                                  COMPOSITE
                                  INDEX (6)
                                ------------
6/1/06                            10000.00
7/31/06                           10059.00
10/31/06                          10753.00
1/31/07                           11240.00
4/30/07                           11681.00

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(5) The Blended 2020 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2020 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indexes reflect reinvestment of all distributions and changes in market prices.
(6) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2020 Index data is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  31

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE RETIREMENT PLUS 2025 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2025 Fund Class A shares (from 6/1/06 to 4/30/07)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2025 Composite Index, consisting of the Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2025 Index data is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2007
                                               SINCE
                                            INCEPTION(6)
RIVERSOURCE RETIREMENT PLUS 2025 FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000          $11,266
        Average annual total return            +12.66%
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000           $11,827
        Average annual total return            +18.27%
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
        Cumulative value of $10,000           $10,748
        Average annual total return             +7.48%
MSCI EAFE INDEX(3)
        Cumulative value of $10,000           $12,503
        Average annual total return            +25.03%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
        Cumulative value of $10,000           $10,461
        Average annual total return             +4.61%
BLENDED 2025 COMPOSITE INDEX(5)
        Cumulative value of $10,000           $11,732
        Average annual total return            +17.32%

Results for other share classes can be found on page 17.

--------------------------------------------------------------------------------

 32 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2025 FUND LINE GRAPH)

                                                     LEHMAN                           CITIGROUP 3-
                                                    BROTHERS                           MONTH U.S.       BLENDED 2025
                                RUSSELL 3000     AGGREGATE BOND       MSCI EAFE       TREASURY BILL       COMPOSITE
                                  INDEX(2)          INDEX (3)         INDEX (4)         INDEX (5)         INDEX (6)
                                ------------     --------------       ---------       -------------     ------------
6/1/06                            10000.00          10000.00          10000.00          10000.00          10000.00
7/31/06                           10008.00          10157.00          10104.00          10080.00          10056.00
10/31/06                          10860.00          10472.00          10808.00          10206.00          10768.00
1/31/07                           11443.00          10527.00          11563.00          10335.00          11277.00
4/30/07                           11827.00          10748.00          12503.00          10461.00          11732.00

                                  RIVERSOURCE
                                RETIREMENT PLUS
                                2025 FUND CLASS
                               A (INCLUDES SALES
                                  CHARGE)(1)
                               -----------------
6/1/06                               9425.00
7/31/06                              9484.00
10/31/06                            10224.00
1/31/07                             10809.00
4/30/07                             11266.00

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(5) The Blended 2025 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2025 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indexes reflect reinvestment of all distributions and changes in market prices.
(6) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2025 Index data is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  33

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE RETIREMENT PLUS 2030 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2030 Fund Class A shares (from 6/1/06 to 4/30/07)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2030 Composite Index, consisting of the Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2030 Index data is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2007
                                               SINCE
                                            INCEPTION(6)
RIVERSOURCE RETIREMENT PLUS 2030 FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000          $11,325
        Average annual total return            +13.25%
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000           $11,827
        Average annual total return            +18.27%
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
        Cumulative value of $10,000           $10,748
        Average annual total return             +7.48%
MSCI EAFE INDEX(3)
        Cumulative value of $10,000           $12,503
        Average annual total return            +25.03%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
        Cumulative value of $10,000           $10,461
        Average annual total return             +4.61%
BLENDED 2030 COMPOSITE INDEX(5)
        Cumulative value of $10,000           $11,732
        Average annual total return            +17.32%

Results for other share classes can be found on page 18.

--------------------------------------------------------------------------------

 34 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2030 FUND LINE GRAPH)

                                                     LEHMAN                            CITIGROUP3-
                                                    BROTHERS                           MONTH U.S.       BLENDED 2030
                                RUSSELL 3000     AGGREGATE BOND       MSCI EAFE       TREASURY BILL       COMPOSITE
                                  INDEX (2)         INDEX (3)         INDEX (4)         INDEX (5)         INDEX (6)
                                ------------     --------------       ---------       -------------     ------------
6/1/06                            10000.00          10000.00          10000.00          10000.00          10000.00
7/31/06                           10008.00          10157.00          10104.00          10080.00          10056.00
10/31/06                          10860.00          10472.00          10808.00          10206.00          10768.00
1/31/07                           11443.00          10527.00          11563.00          10335.00          11277.00
4/30/07                           11827.00          10748.00          12503.00          10461.00          11732.00

                                  RIVERSOURCE
                                RETIREMENT PLUS
                                2030 FUND CLASS
                               A (INCLUDES SALES
                                  CHARGE)(1)
                               -----------------
6/1/06                               9425.00
7/31/06                              9514.00
10/31/06                            10263.00
1/31/07                             10856.00
4/30/07                             11325.00

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(5) The Blended 2030 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2030 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indexes reflect reinvestment of all distributions and changes in market prices.
(6) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2030 Index data is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  35

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE RETIREMENT PLUS 2035 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2035 Fund Class A shares (from 6/1/06 to 4/30/07)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2035 Composite Index, consisting of the Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2035 Index data is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2007
                                               SINCE
                                            INCEPTION(6)
RIVERSOURCE RETIREMENT PLUS 2035 FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000          $11,241
        Average annual total return            +12.41%
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000           $11,827
        Average annual total return            +18.27%
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
        Cumulative value of $10,000           $10,748
        Average annual total return             +7.48%
MSCI EAFE INDEX(3)
        Cumulative value of $10,000           $12,503
        Average annual total return            +25.03%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
        Cumulative value of $10,000           $10,461
        Average annual total return             +4.61%
BLENDED 2035 COMPOSITE INDEX(5)
        Cumulative value of $10,000           $11,732
        Average annual total return            +17.32%

Results for other share classes can be found on page 19.

--------------------------------------------------------------------------------

 36 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2035 FUND LINE GRAPH)

                                                     LEHMAN                           CITIGROUP 3-
                                                    BROTHERS                           MONTH U.S.       BLENDED 2035
                                RUSSELL 3000     AGGREGATE BOND       MSCI EAFE       TREASURY BILL       COMPOSITE
                                  INDEX(2)          INDEX(3)          INDEX(4)          INDEX(5)          INDEX(6)
                                ------------     --------------       ---------       -------------     ------------
6/1/06                            10000.00          10000.00          10000.00          10000.00          10000.00
7/31/06                           10008.00          10157.00          10104.00          10080.00          10056.00
10/31/06                          10860.00          10472.00          10808.00          10206.00          10768.00
1/31/07                           11443.00          10527.00          11563.00          10335.00          11277.00
4/30/07                           11827.00          10748.00          12503.00          10461.00          11732.00

                                 RIVERSOURCE
                               RETIREMENT PLUS
                               2035 FUND CLASS
                               A (INCLUDE SALES
                                  CHARGE)(1)
                               ----------------
6/1/06                              9425.00
7/31/06                             9445.00
10/31/06                           10194.00
1/31/07                            10774.00
4/30/07                            11241.00

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(5) The Blended 2035 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2035 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indexes reflect reinvestment of all distributions and changes in market prices.
(6) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2035 Index data is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  37

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE RETIREMENT PLUS 2040 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2040 Fund Class A shares (from 6/1/06 to 4/30/07)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2040 Composite Index, consisting of the Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2040 Index data is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2007
                                                SINCE
                                            INCEPTION(6)
RIVERSOURCE RETIREMENT PLUS 2040 FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000           $11,309
        Average annual total return             +13.09%
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000            $11,827
        Average annual total return             +18.27%
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
        Cumulative value of $10,000            $10,748
        Average annual total return              +7.48%
MSCI EAFE INDEX(3)
        Cumulative value of $10,000            $12,503
        Average annual total return             +25.03%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
        Cumulative value of $10,000            $10,461
        Average annual total return              +4.61%
BLENDED 2040 COMPOSITE INDEX(5)
        Cumulative value of $10,000            $11,732
        Average annual total return             +17.32%

Results for other share classes can be found on page 20.

--------------------------------------------------------------------------------

 38 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2040 FUND LINE GRAPH)

                                                     LEHMAN                           CITIGROUP 3-
                                                    BROTHERS                           MONTH U.S.       BLENDED 2040
                                RUSSELL 3000     AGGREGATE BOND       MSCI EAFE       TREASURY BILL       COMPOSITE
                                  INDEX(2)          INDEX(3)          INDEX(4)          INDEX(5)          INDEX(6)
                                ------------     --------------       ---------       -------------     ------------
6/1/06                            10000.00          10000.00          10000.00          10000.00          10000.00
7/31/06                           10008.00          10157.00          10104.00          10080.00          10056.00
10/31/06                          10860.00          10472.00          10808.00          10206.00          10768.00
1/31/07                           11443.00          10527.00          11563.00          10335.00          11277.00
4/30/07                           11827.00          10748.00          12503.00          10461.00          11732.00

                                 RIVERSOURCE
                               RETIREMENT PLUS
                               2040 FUND CLASS
                               A (INCLUDE SALES
                                  CHARGE)(1)
                               ----------------
6/1/06                              9425.00
7/31/06                             9494.00
10/31/06                           10243.00
1/31/07                            10840.00
4/30/07                            11309.00

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(5) The Blended 2040 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2040 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indexes reflect reinvestment of all distributions and changes in market prices.
(6) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2040 Index data is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  39

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE RETIREMENT PLUS 2045 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2045 Fund Class A shares (from 6/1/06 to 4/30/07)* as compared to the performance of two widely cited performance indices, the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended 2045 Composite Index, consisting of the Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2045 Index data is from June 1, 2006.

COMPARATIVE RESULTS

Results at April 30, 2007
                                                SINCE
                                            INCEPTION(6)
RIVERSOURCE RETIREMENT PLUS 2045 FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000           $11,275
        Average annual total return             +12.75%
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000            $11,827
        Average annual total return             +18.27%
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
        Cumulative value of $10,000            $10,748
        Average annual total return              +7.48%
MSCI EAFE INDEX(3)
        Cumulative value of $10,000            $12,503
        Average annual total return             +25.03%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
        Cumulative value of $10,000            $10,461
        Average annual total return              +4.61%
BLENDED 2045 COMPOSITE INDEX(5)
        Cumulative value of $10,000            $11,732
        Average annual total return             +17.32%

Results for other share classes can be found on page 21.

--------------------------------------------------------------------------------

 40 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2045 FUND LINE GRAPH)

                                                     LEHMAN                           CITIGROUP 3-
                                                    BROTHERS                           MONTH U.S.       BLENDED 2045
                                RUSSELL 3000     AGGREGATE BOND       MSCI EAFE       TREASURY BILL       COMPOSITE
                                  INDEX(2)          INDEX(3)          INDEX(4)          INDEX(5)          INDEX(6)
                                ------------     --------------       ---------       -------------     ------------
6/1/06                            10000.00          10000.00          10000.00          10000.00          10000.00
7/31/06                           10008.00          10157.00          10104.00          10080.00          10056.00
10/31/06                          10860.00          10472.00          10808.00          10206.00          10768.00
1/31/07                           11443.00          10527.00          11563.00          10335.00          11277.00
4/30/07                           11827.00          10748.00          12503.00          10461.00          11732.00

                                 RIVERSOURCE
                               RETIREMENT PLUS
                               2045 FUND CLASS
                               A (INCLUDE SALES
                                  CHARGE)(1)
                               ----------------
6/1/06                              9425.00
7/31/06                             9494.00
10/31/06                           10243.00
1/31/07                            10840.00
4/30/07                            11275.00

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(5) The Blended 2045 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2045 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indexes reflect reinvestment of all distributions and changes in market prices.
(6) Fund data is from May 18, 2006. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended 2045 Index data is from June 1, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  41

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds is based on the Fund's pro rata portion of the cumulative expenses charged by the underlying funds using the underlying funds expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2007.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 42 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

RiverSource Retirement Plus 2010 Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          NOV. 1, 2006         APRIL 30, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,087.60               $2.54                    $6.26
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.36               $2.46                    $6.07
 Class R2
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,020.43               $4.41                    $8.02
 Class R3
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,021.67               $3.16                    $6.77
 Class R4
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.91               $1.91                    $5.52
 Class R5
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,024.15               $ .65                    $4.27
 Class Y
   Actual(d)                                 $1,000               $1,088.90               $1.14(f)                 $4.87(f)
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.70               $1.10(f)                 $4.72(f)

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                             .49%                   .72%                  1.21%
 Class R2                                                            .88%                   .72%                  1.60%
 Class R3                                                            .63%                   .72%                  1.35%
 Class R4                                                            .38%                   .72%                  1.10%
 Class R5                                                            .13%                   .72%                   .85%
 Class Y                                                             .22%                   .72%                   .94%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.85% for all classes. Had these commitments not been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $6.94 for Class A and $5.54 for Class Y and the hypothetical expenses paid would have been $6.72 for Class A, $8.67 for Class R2, $7.42 for Class R3, $6.17 for Class R4, $4.92 for Class R5 and $5.37 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2007: +8.76% for Class A and +8.89% for Class Y.
(e) The actual values and expenses paid are not presented because Class R2, Class R3, Class R4 and Class R5 do not have a full six months of history. The inception date of Class R2, Class R3, Class R4 and Class R5 is Dec. 11, 2006.
(f) Effective Dec. 11, 2006, the fee structure under the transfer agent agreement was revised from an account-based fee to an asset-based fee and a new plan administration services agreement was adopted for Class Y. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), will not exceed 0.26% for Class Y. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2007. If these changes had been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $1.35 for Class Y and the hypothetical expenses paid would have been $1.30 for Class Y. Additionally, had these changes been in place for the entire six-month period ended April 30, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.08 for Class Y and the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $4.92 for Class Y.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  43

RiverSource Retirement Plus 2015 Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          NOV. 1, 2006         APRIL 30, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,094.40               $2.39                    $6.39
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.51               $2.31                    $6.17
 Class R2
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,020.43               $4.41                    $8.27
 Class R3
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,021.67               $3.16                    $7.02
 Class R4
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.91               $1.91                    $5.77
 Class R5
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,024.15               $ .65                    $4.52
 Class Y
   Actual(d)                                 $1,000               $1,097.00               $1.14(f)                 $5.15(f)
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.70               $1.10(f)                 $4.97(f)

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                             .46%                   .77%                  1.23%
 Class R2                                                            .88%                   .77%                  1.65%
 Class R3                                                            .63%                   .77%                  1.40%
 Class R4                                                            .38%                   .77%                  1.15%
 Class R5                                                            .13%                   .77%                   .90%
 Class Y                                                             .22%                   .77%                   .99%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.92% for all classes. Had these commitments not been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $7.17 for Class A and $5.93 for Class Y and the hypothetical expenses paid would have been $6.92 for Class A, $9.02 for Class R2, $7.77 for Class R3, $6.52 for Class R4, $5.27 for Class R5 and $5.72 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2007: +9.44% for Class A and +9.70% for Class Y.
(e) The actual values and expenses paid are not presented because Class R2, Class R3, Class R4 and Class R5 do not have a full six months of history. The inception date of Class R2, Class R3, Class R4 and Class R5 is Dec. 11, 2006.
(f) Effective Dec. 11, 2006, the fee structure under the transfer agent agreement was revised from an account-based fee to an asset-based fee and a new plan administration services agreement was adopted for Class Y. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), will not exceed 0.26% for Class Y. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2007. If these changes had been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $1.35 for Class Y and the hypothetical expenses paid would have been $1.30 for Class Y. Additionally, had these changes been in place for the entire six-month period ended April 30, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.36 for Class Y and the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.17 for Class Y.

--------------------------------------------------------------------------------

 44 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

RiverSource Retirement Plus 2020 Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          NOV. 1, 2006         APRIL 30, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,102.00               $2.55                    $6.67
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.36               $2.46                    $6.42
 Class R2
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,020.43               $4.41                    $8.37
 Class R3
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,021.67               $3.16                    $7.12
 Class R4
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.91               $1.91                    $5.87
 Class R5
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,024.15               $ .65                    $4.62
 Class Y
   Actual(d)                                 $1,000               $1,102.40               $1.15(f)                 $5.26(f)
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.70               $1.10(f)                 $5.07(f)

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                             .49%                   .79%                  1.28%
 Class R2                                                            .88%                   .79%                  1.67%
 Class R3                                                            .63%                   .79%                  1.42%
 Class R4                                                            .38%                   .79%                  1.17%
 Class R5                                                            .13%                   .79%                   .92%
 Class Y                                                             .22%                   .79%                  1.01%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.96% for all classes. Had these commitments not been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $7.56 for Class A and $6.15 for Class Y and the hypothetical expenses paid would have been $7.27 for Class A, $9.22 for Class R2, $7.97 for Class R3, $6.72 for Class R4, $5.47 for Class R5 and $5.92 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2007: +10.20% for Class A and +10.24% for Class Y.
(e) The actual values and expenses paid are not presented because Class R2, Class R3, Class R4 and Class R5 do not have a full six months of history. The inception date of Class R2, Class R3, Class R4 and Class R5 is Dec. 11, 2006.
(f) Effective Dec. 11, 2006, the fee structure under the transfer agent agreement was revised from an account-based fee to an asset-based fee and a new plan administration services agreement was adopted for Class Y. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), will not exceed 0.26% for Class Y. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2007. If these changes had been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $1.36 for Class Y and the hypothetical expenses paid would have been $1.30 for Class Y. Additionally, had these changes been in place for the entire six-month period ended April 30, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.47 for Class Y and the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.27 for Class Y.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  45

RiverSource Retirement Plus 2025 Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          NOV. 1, 2006         APRIL 30, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,101.90               $2.50                    $6.72
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.41               $2.41                    $6.47
 Class R2
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,020.43               $4.41                    $8.47
 Class R3
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,021.67               $3.16                    $7.22
 Class R4
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.91               $1.91                    $5.97
 Class R5
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,024.15               $ .65                    $4.72
 Class Y
   Actual(d)                                 $1,000               $1,103.00               $1.15(f)                 $5.37(f)
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.70               $1.10(f)                 $5.17(f)

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                             .48%                   .81%                  1.29%
 Class R2                                                            .88%                   .81%                  1.69%
 Class R3                                                            .63%                   .81%                  1.44%
 Class R4                                                            .38%                   .81%                  1.19%
 Class R5                                                            .13%                   .81%                   .94%
 Class Y                                                             .22%                   .81%                  1.03%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.98% for all classes. Had these commitments not been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $7.61 for Class A and $6.26 for Class Y and the hypothetical expenses paid would have been $7.32 for Class A, $9.32 for Class R2, $8.07 for Class R3, $6.82 for Class R4, $5.57 for Class R5 and $6.02 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2007: +10.19% for Class A and +10.30% for Class Y.
(e) The actual values and expenses paid are not presented because Class R2, Class R3, Class R4 and Class R5 do not have a full six months of history. The inception date of Class R2, Class R3, Class R4 and Class R5 is Dec. 11, 2006.
(f) Effective Dec. 11, 2006, the fee structure under the transfer agent agreement was revised from an account-based fee to an asset-based fee and a new plan administration services agreement was adopted for Class Y. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), will not exceed 0.26% for Class Y. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2007. If these changes had been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $1.36 for Class Y and the hypothetical expenses paid would have been $1.30 for Class Y. Additionally, had these changes been in place for the entire six-month period ended April 30, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.58 for Class Y and the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.37 for Class Y.

--------------------------------------------------------------------------------

 46 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

RiverSource Retirement Plus 2030 Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          NOV. 1, 2006         APRIL 30, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,103.40               $2.56                    $6.78
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.36               $2.46                    $6.52
 Class R2
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,020.43               $4.41                    $8.47
 Class R3
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,021.67               $3.16                    $7.22
 Class R4
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.91               $1.91                    $5.97
 Class R5
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,024.15               $ .65                    $4.72
 Class Y
   Actual(d)                                 $1,000               $1,104.70               $1.15(f)                 $5.38(f)
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.70               $1.10(f)                 $5.17(f)

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                             .49%                   .81%                  1.30%
 Class R2                                                            .88%                   .81%                  1.69%
 Class R3                                                            .63%                   .81%                  1.44%
 Class R4                                                            .38%                   .81%                  1.19%
 Class R5                                                            .13%                   .81%                   .94%
 Class Y                                                             .22%                   .81%                  1.03%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.98% for all classes. Had these commitments not been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $7.67 for Class A and $6.26 for Class Y and the hypothetical expenses paid would have been $7.37 for Class A, $9.32 for Class R2, $8.07 for Class R3, $6.82 for Class R4, $5.57 for Class R5 and $6.02 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2007: +10.34% for Class A and +10.47% for Class Y.
(e) The actual values and expenses paid are not presented because Class R2, Class R3, Class R4 and Class R5 do not have a full six months of history. The inception date of Class R2, Class R3, Class R4 and Class R5 is Dec. 11, 2006.
(f) Effective Dec. 11, 2006, the fee structure under the transfer agent agreement was revised from an account-based fee to an asset-based fee and a new plan administration services agreement was adopted for Class Y. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), will not exceed 0.26% for Class Y. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2007. If these changes had been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $1.36 for Class Y and the hypothetical expenses paid would have been $1.30 for Class Y. Additionally, had these changes been in place for the entire six-month period ended April 30, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.58 for Class Y and the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.37 for Class Y.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  47

RiverSource Retirement Plus 2035 Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          NOV. 1, 2006         APRIL 30, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,102.70               $2.55                    $6.73
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.36               $2.46                    $6.47
 Class R2
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,020.43               $4.41                    $8.42
 Class R3
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,021.67               $3.16                    $7.17
 Class R4
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.91               $1.91                    $5.92
 Class R5
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,024.15               $ .65                    $4.67
 Class Y
   Actual(d)                                 $1,000               $1,103.50               $1.15(f)                 $5.32(f)
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.70               $1.10(f)                 $5.12(f)

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                             .49%                   .80%                  1.29%
 Class R2                                                            .88%                   .80%                  1.68%
 Class R3                                                            .63%                   .80%                  1.43%
 Class R4                                                            .38%                   .80%                  1.18%
 Class R5                                                            .13%                   .80%                   .93%
 Class Y                                                             .22%                   .80%                  1.02%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.97% for all classes. Had these commitments not been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $7.61 for Class A and $6.21 for Class Y and the hypothetical expenses paid would have been $7.32 for Class A, $9.27 for Class R2, $8.02 for Class R3, $6.77 for Class R4, $5.52 for Class R5 and $5.97 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2007: +10.27% for Class A and +10.35% for Class Y.
(e) The actual values and expenses paid are not presented because Class R2, Class R3, Class R4 and Class R5 do not have a full six months of history. The inception date of Class R2, Class R3, Class R4 and Class R5 is Dec. 11, 2006.
(f) Effective Dec. 11, 2006, the fee structure under the transfer agent agreement was revised from an account-based fee to an asset-based fee and a new plan administration services agreement was adopted for Class Y. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), will not exceed 0.26% for Class Y. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2007. If these changes had been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $1.36 for Class Y and the hypothetical expenses paid would have been $1.30 for Class Y. Additionally, had these changes been in place for the entire six-month period ended April 30, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.53 for Class Y and the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.32 for Class Y.

--------------------------------------------------------------------------------

 48 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

RiverSource Retirement Plus 2040 Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          NOV. 1, 2006         APRIL 30, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,104.00               $2.56                    $6.68
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.36               $2.46                    $6.42
 Class R2
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,020.43               $4.41                    $8.37
 Class R3
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,021.67               $3.16                    $7.12
 Class R4
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.91               $1.91                    $5.87
 Class R5
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,024.15               $ .65                    $4.62
 Class Y
   Actual(d)                                 $1,000               $1,104.40               $1.15(f)                 $5.27(f)
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.70               $1.10(f)                 $5.07(f)

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                             .49%                   .79%                  1.28%
 Class R2                                                            .88%                   .79%                  1.67%
 Class R3                                                            .63%                   .79%                  1.42%
 Class R4                                                            .38%                   .79%                  1.17%
 Class R5                                                            .13%                   .79%                   .92%
 Class Y                                                             .22%                   .79%                  1.01%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.96% for all classes. Had these commitments not been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $7.56 for Class A and $6.16 for Class Y and the hypothetical expenses paid would have been $7.27 for Class A, $9.22 for Class R2, $7.97 for Class R3, $6.72 for Class R4, $5.47 for Class R5 and $5.92 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2007: +10.40% for Class A and +10.44% for Class Y.
(e) The actual values and expenses paid are not presented because Class R2, Class R3, Class R4 and Class R5 do not have a full six months of history. The inception date of Class R2, Class R3, Class R4 and Class R5 is Dec. 11, 2006.
(f) Effective Dec. 11, 2006, the fee structure under the transfer agent agreement was revised from an account-based fee to an asset-based fee and a new plan administration services agreement was adopted for Class Y. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), will not exceed 0.26% for Class Y. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2007. If these changes had been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $1.36 for Class Y and the hypothetical expenses paid would have been $1.30 for Class Y. Additionally, had these changes been in place for the entire six-month period ended April 30, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.48 for Class Y and the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.27 for Class Y.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  49

RiverSource Retirement Plus 2045 Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          NOV. 1, 2006         APRIL 30, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,102.90               $2.55                    $6.78
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.36               $2.46                    $6.52
 Class R2
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,020.43               $4.41                    $8.47
 Class R3
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,021.67               $3.16                    $7.22
 Class R4
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.91               $1.91                    $5.97
 Class R5
   Actual(e)                                    N/A                     N/A                 N/A                      N/A
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,024.15               $ .65                    $4.72
 Class Y
   Actual(d)                                 $1,000               $1,104.50               $1.20(f)                 $5.43(f)
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.65               $1.15(f)                 $5.22(f)

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                             .49%                   .81%                  1.30%
 Class R2                                                            .88%                   .81%                  1.69%
 Class R3                                                            .63%                   .81%                  1.44%
 Class R4                                                            .38%                   .81%                  1.19%
 Class R5                                                            .13%                   .81%                   .94%
 Class Y                                                             .23%                   .81%                  1.04%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.97% for all classes. Had these commitments not been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $7.61 for Class A and $6.26 for Class Y and the hypothetical expenses paid would have been $7.32 for Class A, $9.27 for Class R2, $8.02 for Class R3, $6.77 for Class R4, $5.52 for Class R5 and $6.02 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2007: +10.29% for Class A and +10.45% for Class Y.
(e) The actual values and expenses paid are not presented because Class R2, Class R3, Class R4 and Class R5 do not have a full six months of history. The inception date of Class R2, Class R3, Class R4 and Class R5 is Dec. 11, 2006.
(f) Effective Dec. 11, 2006, the fee structure under the transfer agent agreement was revised from an account-based fee to an asset-based fee and a new plan administration services agreement was adopted for Class Y. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), will not exceed 0.26% for Class Y. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2007. If these changes had been in place for the entire six-month period ended April 30, 2007, the actual expenses paid would have been $1.36 for Class Y and the hypothetical expenses paid would have been $1.30 for Class Y. Additionally, had these changes been in place for the entire six-month period ended April 30, 2007, the actual direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.58 for Class Y and the hypothetical direct expenses of the Fund and indirect expenses of the underlying funds paid would have been $5.37 for Class Y.

--------------------------------------------------------------------------------

 50 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2010 Fund
APRIL 30, 2007
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (70.2%)
                                                  SHARES                   VALUE(A)
INTERNATIONAL (13.3%)
RiverSource Disciplined International Equity
 Fund                                               205,847              $2,348,720
-----------------------------------------------------------------------------------

U.S. LARGE CAP (54.4%)
RiverSource Disciplined Equity Fund               1,295,673               9,575,022
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.5%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         42,483                 443,524
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $11,663,984)                                                     $12,367,266
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (22.5%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                          5,973                 $39,781
-----------------------------------------------------------------------------------

HIGH YIELD (5.8%)
RiverSource High Yield Bond Fund                    339,911               1,026,532
-----------------------------------------------------------------------------------

INTERNATIONAL (3.5%)
RiverSource Emerging Markets Bond Fund               58,858                 623,897
-----------------------------------------------------------------------------------

INVESTMENT GRADE (13.0%)
RiverSource Diversified Bond Fund                   465,326               2,270,791
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $3,895,740)                                                       $3,961,001
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (7.4%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  1,305,576              $1,305,576
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $1,305,576)                                                       $1,305,576
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $16,865,300)(b)                                                  $17,633,843
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At April 30, 2007, the cost of securities for federal income tax purposes was $16,865,582 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $768,261
Unrealized depreciation                                                    --
-----------------------------------------------------------------------------
Net unrealized appreciation                                          $768,261
-----------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  51

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2015 Fund
APRIL 30, 2007
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (80.3%)
                                                  SHARES               VALUE(A)
INTERNATIONAL (17.8%)
RiverSource Disciplined International Equity
 Fund                                               403,489              $4,603,804
-----------------------------------------------------------------------------------

U.S. LARGE CAP (60.1%)
RiverSource Disciplined Equity Fund               2,108,323              15,580,505
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         59,146                 617,482
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $19,770,917)                                                     $20,801,791
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (16.4%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                          6,826                 $45,458
-----------------------------------------------------------------------------------

HIGH YIELD (4.2%)
RiverSource High Yield Bond Fund                    363,096               1,096,551
-----------------------------------------------------------------------------------

INTERNATIONAL (2.5%)
RiverSource Emerging Markets Bond Fund               61,521                 652,123
-----------------------------------------------------------------------------------

INVESTMENT GRADE (9.5%)
RiverSource Diversified Bond Fund                   505,400               2,466,353
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $4,205,623)                                                       $4,260,485
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (3.4%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    880,495                $880,495
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $880,495)                                                           $880,495
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $24,857,035)(b)                                                  $25,942,771
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At April 30, 2007, the cost of securities for federal income tax purposes was $24,857,755 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,085,016
Unrealized depreciation                                                      --
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,085,016
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 52 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2020 Fund
APRIL 30, 2007
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (90.3%)
                                                  SHARES               VALUE(A)
INTERNATIONAL (23.4%)
RiverSource Disciplined International Equity
 Fund                                               794,326              $9,063,259
-----------------------------------------------------------------------------------

U.S. LARGE CAP (63.5%)
RiverSource Disciplined Equity Fund               3,316,587              24,509,575
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (3.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        127,306               1,329,072
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $32,892,645)                                                     $34,901,906
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (8.1%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          7,247                 $48,265
-----------------------------------------------------------------------------------

HIGH YIELD (1.0%)
RiverSource High Yield Bond Fund                    134,104                 404,994
-----------------------------------------------------------------------------------

INTERNATIONAL (1.6%)
RiverSource Emerging Markets Bond Fund               60,106                 637,125
-----------------------------------------------------------------------------------

INVESTMENT GRADE (5.4%)
RiverSource Diversified Bond Fund                   416,109               2,030,613
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $3,096,598)                                                       $3,120,997
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.7%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    651,054                $651,054
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $651,054)                                                           $651,054
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $36,640,297)(b)                                                  $38,673,957
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At April 30, 2007, the cost of securities for federal income tax purposes was $36,640,707 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $2,033,250
Unrealized depreciation                                                      --
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $2,033,250
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  53

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2025 Fund
APRIL 30, 2007
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (94.0%)
                                                  SHARES               VALUE(A)
INTERNATIONAL (23.6%)
RiverSource Disciplined International Equity
 Fund                                               789,878              $9,012,507
-----------------------------------------------------------------------------------

U.S. LARGE CAP (65.5%)
RiverSource Disciplined Equity Fund               3,377,309              24,958,317
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (4.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        180,379               1,883,154
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $34,115,765)                                                     $35,853,978
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (4.3%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          5,780                 $38,496
-----------------------------------------------------------------------------------

HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                     49,885                 150,654
-----------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets Bond Fund                3,557                  37,705
-----------------------------------------------------------------------------------

INVESTMENT GRADE (3.7%)
RiverSource Diversified Bond Fund                   289,653               1,413,507
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $1,629,701)                                                       $1,640,362
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.4%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    536,184                $536,184
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $536,184)                                                           $536,184
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $36,281,650)(b)                                                  $38,030,524
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At April 30, 2007, the cost of securities for federal income tax purposes was $36,282,147 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,748,377
Unrealized depreciation                                                      --
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,748,377
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 54 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2030 Fund
APRIL 30, 2007
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (94.6%)
                                                  SHARES               VALUE(A)
INTERNATIONAL (24.4%)
RiverSource Disciplined International Equity
 Fund                                               771,485              $8,802,645
-----------------------------------------------------------------------------------

U.S. LARGE CAP (65.2%)
RiverSource Disciplined Equity Fund               3,181,776              23,513,324
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (5.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        171,501               1,790,475
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $32,232,178)                                                     $34,106,444
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (4.3%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          5,498                 $36,616
-----------------------------------------------------------------------------------

HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                     47,433                 143,248
-----------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets Bond Fund                3,383                  35,859
-----------------------------------------------------------------------------------

INVESTMENT GRADE (3.7%)
RiverSource Diversified Bond Fund                   275,353               1,343,723
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $1,548,488)                                                       $1,559,446
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.4%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    509,851                $509,851
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $509,851)                                                           $509,851
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $34,290,517)(b)                                                  $36,175,741
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At April 30, 2007, the cost of securities for federal income tax purposes was $34,291,582 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,884,159
Unrealized depreciation                                                      --
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,884,159
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  55

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2035 Fund
APRIL 30, 2007
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (94.2%)
                                                  SHARES               VALUE(A)
INTERNATIONAL (24.0%)
RiverSource Disciplined International Equity
 Fund                                               448,230              $5,114,310
-----------------------------------------------------------------------------------

U.S. LARGE CAP (65.3%)
RiverSource Disciplined Equity Fund               1,882,187              13,909,361
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (4.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        100,157               1,045,636
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $18,958,924)                                                     $20,069,307
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (4.3%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          3,141                 $20,916
-----------------------------------------------------------------------------------

HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                     28,142                  84,989
-----------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets Bond Fund                1,990                  21,089
-----------------------------------------------------------------------------------

INVESTMENT GRADE (3.7%)
RiverSource Diversified Bond Fund                   162,146                 791,274
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $911,693)                                                           $918,268
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.4%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    303,115                $303,115
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $303,115)                                                           $303,115
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $20,173,732)(b)                                                  $21,290,690
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At April 30, 2007, the cost of securities for federal income tax purposes was $20,173,964 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,116,726
Unrealized depreciation                                                      --
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,116,726
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 56 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2040 Fund
APRIL 30, 2007
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (94.3%)
                                                  SHARES               VALUE(A)
INTERNATIONAL (24.0%)
RiverSource Disciplined International Equity
 Fund                                               558,557              $6,373,130
-----------------------------------------------------------------------------------

U.S. LARGE CAP (65.4%)
RiverSource Disciplined Equity Fund               2,354,539              17,400,045
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (4.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        125,846               1,313,827
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $22,960,602)                                                     $25,087,002
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (4.3%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                          4,044                 $26,932
-----------------------------------------------------------------------------------

HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                     34,914                 105,439
-----------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets Bond Fund                2,480                  26,283
-----------------------------------------------------------------------------------

INVESTMENT GRADE (3.7%)
RiverSource Diversified Bond Fund                   202,472                 988,063
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $1,135,668)                                                       $1,146,717
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.4%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    374,431                $374,431
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $374,431)                                                           $374,431
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $24,470,701)(b)                                                  $26,608,150
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At April 30, 2007, the cost of securities for federal income tax purposes was $24,470,833 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $2,137,317
Unrealized depreciation                                                      --
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $2,137,317
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  57

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Retirement Plus 2045 Fund
APRIL 30, 2007
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (94.6%)
                                                  SHARES               VALUE(A)
INTERNATIONAL (23.5%)
RiverSource Disciplined International Equity
 Fund                                               137,195              $1,565,400
-----------------------------------------------------------------------------------

U.S. LARGE CAP (66.3%)
RiverSource Disciplined Equity Fund                 598,198               4,420,683
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (4.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         30,593                 319,394
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $5,926,332)                                                       $6,305,477
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (4.3%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                            985                  $6,563
-----------------------------------------------------------------------------------

HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                      8,848                  26,720
-----------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets Bond Fund                  625                   6,624
-----------------------------------------------------------------------------------

INVESTMENT GRADE (3.7%)
RiverSource Diversified Bond Fund                    50,957                 248,669
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $286,370)                                                           $288,576
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.4%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                     96,315                 $96,315
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $96,315)                                                             $96,315
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $6,309,017)(b)                                                    $6,690,368
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At April 30, 2007, the cost of securities for federal income tax purposes was $6,309,957 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $380,411
Unrealized depreciation                                                    --
-----------------------------------------------------------------------------
Net unrealized appreciation                                          $380,411
-----------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 58 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2010           PLUS 2015           PLUS 2020
APRIL 30, 2007                                                   FUND                FUND                FUND
ASSETS
Investments in affiliated funds, at value (Note 1)
   (identified cost $16,865,300, $24,857,035 and
   $36,640,297, respectively)                                 $17,633,843         $25,942,771         $38,673,957
Capital shares receivable                                              --                  --                 141
Dividends receivable                                                3,497               3,408               2,381
Receivable for investments sold                                   365,769             525,089             790,031
-----------------------------------------------------------------------------------------------------------------
Total assets                                                   18,003,109          26,471,268          39,466,510
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                 --               5,000                  --
Payable for investments purchased                                 353,271             521,986             780,303
Accrued distribution fee                                               12                  33                  38
Accrued transfer agency fee                                            76                 113                 169
Accrued administrative services fee                                    29                  43                  64
Accrued plan administrative services fee                              212                 302                 457
Other accrued expenses                                             30,765              29,808              30,057
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                 384,365             557,285             811,088
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                   $17,618,744         $25,913,983         $38,655,422
=================================================================================================================
REPRESENTED BY
Shares of beneficial interest -- $.01 par value (Note 1)      $    16,155         $    23,460         $    34,851
Additional paid-in capital                                     16,244,949          24,243,599          35,811,715
Undistributed net investment income                                23,248              39,814              25,368
Accumulated net realized gain (loss)                              565,849             521,374             749,828
Unrealized appreciation (depreciation) on investments             768,543           1,085,736           2,033,660
-----------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   shares                                                     $17,618,744         $25,913,983         $38,655,422
=================================================================================================================

Net assets applicable to
 outstanding shares:                 Class A                  $   570,807         $ 1,558,139         $ 1,811,990
                                     Class R2                 $     5,101         $     5,124         $     5,138
                                     Class R3                 $     5,102         $     5,128         $     5,142
                                     Class R4                 $     5,103         $     5,133         $     5,147
                                     Class R5                 $     5,103         $     5,137         $     5,152
                                     Class Y                  $17,027,528         $24,335,322         $36,822,853
Outstanding shares of beneficial
 interest:                           Class A shares                52,343             141,208             163,746
                                     Class R2 shares                  468                 465                 464
                                     Class R3 shares                  468                 465                 464
                                     Class R4 shares                  468                 465                 464
                                     Class R5 shares                  468                 465                 464
                                     Class Y shares             1,561,292           2,202,953           3,319,542
Net asset value per share:           Class A                  $     10.91         $     11.03         $     11.07
                                     Class R2                 $     10.90         $     11.02         $     11.07
                                     Class R3                 $     10.90         $     11.03         $     11.08
                                     Class R4                 $     10.90         $     11.04         $     11.09
                                     Class R5                 $     10.90         $     11.05         $     11.10
                                     Class Y                  $     10.91         $     11.05         $     11.09
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  59

STATEMENTS OF ASSETS AND LIABILITIES

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2025           PLUS 2030           PLUS 2035
APRIL 30, 2007                                                   FUND                FUND                FUND
ASSETS
Investments in affiliated funds, at value (Note 1)
   $36,281,650, $34,290,517 and $20,173,732, respectively)    $38,030,524         $36,175,741         $21,290,690
Cash in bank on demand deposit                                         --              18,896                  --
Capital shares receivable                                              --                  --               2,687
Dividends receivable                                                1,842               1,740               1,034
Receivable for investments sold                                   926,168             726,910             466,275
-----------------------------------------------------------------------------------------------------------------
Total assets                                                   38,958,534          36,923,287          21,760,686
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                 768,655             831,498             428,668
Accrued distribution fee                                               34                  26                  18
Accrued transfer agency fee                                           166                 158                  96
Accrued administrative services fee                                    63                  60                  35
Accrued plan administrative services fee                              453                 432                 254
Other accrued expenses                                             29,976              32,289              30,532
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                 799,347             864,463             459,603
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                   $38,159,187         $36,058,824         $21,301,083
=================================================================================================================
REPRESENTED BY
Shares of beneficial interest -- $.01 par value (Note 1)      $    34,336         $    32,333         $    19,221
Additional paid-in capital                                     35,796,915          33,485,307          19,756,413
Undistributed net investment income                                13,743              16,764               9,386
Accumulated net realized gain (loss)                              565,319             639,196             399,105
Unrealized appreciation (depreciation) on investments           1,748,874           1,885,224           1,116,958
-----------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   shares                                                     $38,159,187         $36,058,824         $21,301,083
=================================================================================================================

Net assets applicable to
 outstanding shares:                 Class A                  $ 1,626,912         $ 1,234,023         $   856,259
                                     Class R2                 $     5,166         $     5,159         $     5,163
                                     Class R3                 $     5,171         $     5,164         $     5,168
                                     Class R4                 $     5,168         $     5,169         $     5,173
                                     Class R5                 $     5,173         $     5,173         $     5,177
                                     Class Y                  $36,511,597         $34,804,136         $20,424,143
Outstanding shares of beneficial
 interest:                           Class A shares               146,790             110,886              77,424
                                     Class R2 shares                  466                 464                 467
                                     Class R3 shares                  466                 464                 467
                                     Class R4 shares                  465                 464                 467
                                     Class R5 shares                  465                 464                 467
                                     Class Y shares             3,284,899           3,120,579           1,842,764
Net asset value per share:           Class A                  $     11.08         $     11.13         $     11.06
                                     Class R2                 $     11.09         $     11.12         $     11.06
                                     Class R3                 $     11.10         $     11.13         $     11.07
                                     Class R4                 $     11.11         $     11.14         $     11.08
                                     Class R5                 $     11.12         $     11.15         $     11.09
                                     Class Y                  $     11.11         $     11.15         $     11.08
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 60 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                              RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT
                                                               PLUS 2040           PLUS 2045
APRIL 30, 2007                                                   FUND                FUND
ASSETS
Investments in affiliated funds, at value (Note 1)
   (identified cost $24,470,701 and $6,309,017,
   respectively)                                              $26,608,150         $6,690,368
Capital shares receivable                                           8,617                 --
Dividends receivable                                                1,279                330
Receivable for investments sold                                   544,081            134,291
---------------------------------------------------------------------------------------------
Total assets                                                   27,162,127          6,824,989
---------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                 536,616            140,187
Accrued distribution fee                                                9                 10
Accrued transfer agency fee                                           120                 37
Accrued administrative services fee                                    44                 11
Accrued plan administrative services fee                              325                 77
Other accrued expenses                                             32,650             19,924
---------------------------------------------------------------------------------------------
Total liabilities                                                 569,764            160,246
---------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                   $26,592,363         $6,664,743
=============================================================================================
REPRESENTED BY
Shares of beneficial interest -- $.01 par value (Note 1)      $    23,893         $    5,995
Additional paid-in capital                                     23,696,014          6,108,558
Undistributed net investment income                                17,982              3,768
Accumulated net realized gain (loss)                              717,025            165,071
Unrealized appreciation (depreciation) on investments           2,137,449            381,351
---------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   shares                                                     $26,592,363         $6,664,743
=============================================================================================

Net assets applicable to
 outstanding shares:                  Class A                 $   408,307         $  449,557
                                      Class R2                $     5,152         $    5,165
                                      Class R3                $     5,157         $    5,170
                                      Class R4                $     5,161         $    5,174
                                      Class R5                $     5,166         $    5,179
                                      Class Y                 $26,163,420         $6,194,498
Outstanding shares of beneficial
 interest:                            Class A shares               36,765             40,512
                                      Class R2 shares                 464                466
                                      Class R3 shares                 464                466
                                      Class R4 shares                 464                466
                                      Class R5 shares                 464                466
                                      Class Y shares            2,350,709            557,075
Net asset value per share:            Class A                 $     11.11         $    11.10
                                      Class R2                $     11.10         $    11.08
                                      Class R3                $     11.11         $    11.09
                                      Class R4                $     11.12         $    11.10
                                      Class R5                $     11.13         $    11.11
                                      Class Y                 $     11.13         $    11.12
--------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  61

STATEMENTS OF OPERATIONS

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2010           PLUS 2015           PLUS 2020
FOR THE PERIOD FROM MAY 18, 2006(A) TO APRIL 30, 2007            FUND                FUND                FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds         $  235,867          $  206,854          $  270,760
-----------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
   Class A                                                           749               1,762               1,718
   Class R2                                                           10                  10                  10
   Class R3                                                            4                   4                   5
Transfer agency fee
   Class A                                                           325                 595                 843
   Class R2                                                            1                   1                   1
   Class R3                                                            1                   1                   1
   Class R4                                                            1                   1                   1
   Class R5                                                            1                   1                   1
   Class Y                                                         5,025               4,849               9,294
Administrative services fees and expenses                          1,779               1,861               2,961
Plan administrative services fees
   Class R2                                                            4                   4                   4
   Class R3                                                            4                   4                   5
   Class R4                                                            4                   4                   5
   Class Y                                                         7,429               8,338              12,999
Custodian fees                                                     1,074               1,424               1,439
Printing and postage                                               6,720               8,675              12,333
Registration fees                                                 50,708              49,517              49,559
Audit fees                                                        16,500              16,500              16,500
Other                                                              6,744               4,925               5,725
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                    97,083              98,476             113,404
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                    (77,671)            (77,114)            (79,325)
-----------------------------------------------------------------------------------------------------------------
Total net expenses                                                19,412              21,362              34,079
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  216,455             185,492             236,681
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
   Sales of underlying affiliated funds (Note 3)                 382,218             296,504             373,557
   Capital gain distributions from underlying funds              440,676             509,846             873,325
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                          822,894             806,350           1,246,882
Net change in unrealized appreciation (depreciation) on
   investments                                                   775,817           1,093,779           2,042,369
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 1,598,711           1,900,129           3,289,251
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $1,815,166          $2,085,621          $3,525,932
=================================================================================================================

(a)  When shares became publicly available.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 62 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2025           PLUS 2030           PLUS 2035
FOR THE PERIOD FROM MAY 18, 2006(A) TO APRIL 30, 2007            FUND                FUND                FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds         $  198,166          $  225,528          $  136,127
-----------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
   Class A                                                         1,481               1,216                 876
   Class R2                                                           10                  10                  10
   Class R3                                                            4                   4                   5
Transfer agency fee
   Class A                                                           656                 689                 550
   Class R2                                                            1                   1                   1
   Class R3                                                            1                   1                   1
   Class R4                                                            1                   1                   1
   Class R5                                                            1                   1                   1
   Class Y                                                         7,452              10,871               7,193
Administrative services fees and expenses                          2,293               2,579               1,548
Plan administrative services fees
   Class R2                                                            5                   5                   5
   Class R3                                                            5                   5                   5
   Class R4                                                            5                   5                   5
   Class Y                                                        10,560              11,660               7,075
Custodian fees                                                     1,418               1,813               1,644
Printing and postage                                               8,675              10,355               7,275
Registration fees                                                 49,721              50,319              50,059
Audit fees                                                        16,500              16,500              16,500
Other                                                              5,721               6,808               6,747
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                   104,510             112,843              99,501
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                    (77,557)            (83,029)            (81,347)
-----------------------------------------------------------------------------------------------------------------
Total net expenses                                                26,953              29,814              18,154
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  171,213             195,714             117,973
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
   Sales of underlying affiliated funds (Note 3)                 206,324             251,229             155,668
   Capital gain distributions from underlying funds              678,304             773,471             466,356
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                          884,628           1,024,700             622,024
Net change in unrealized appreciation (depreciation) on
   investments                                                 1,757,724           1,894,074           1,125,808
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 2,642,352           2,918,774           1,747,832
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $2,813,565          $3,114,488          $1,865,805
=================================================================================================================

(a)  When shares became publicly available.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  63

STATEMENTS OF OPERATIONS

                                                              RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT
                                                               PLUS 2040           PLUS 2045
FOR THE PERIOD FROM MAY 18, 2006(A) TO APRIL 30, 2007            FUND                FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds         $  256,507           $ 53,270
---------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
   Class A                                                           321                464
   Class R2                                                           10                 10
   Class R3                                                            5                  5
Transfer agency fee
   Class A                                                           419                586
   Class R2                                                            1                  1
   Class R3                                                            1                  1
   Class R4                                                            1                  1
   Class R5                                                            1                  1
   Class Y                                                        14,145              5,487
Administrative services fees and expenses                          2,928                586
Plan administrative services fees
   Class R2                                                            5                  5
   Class R3                                                            5                  5
   Class R4                                                            5                  5
   Class Y                                                        12,314              2,614
Custodian fees                                                     1,278              1,668
Printing and postage                                              12,415              5,194
Registration fees                                                 49,854             48,978
Audit fees                                                        16,500             16,500
Other                                                              6,453              9,524
---------------------------------------------------------------------------------------------
Total expenses                                                   116,661             91,635
   Expenses waived/reimbursed by the Investment Manager and
     its affiliates (Note 2)                                     (83,860)           (84,386)
---------------------------------------------------------------------------------------------
Total net expenses                                                32,801              7,249
---------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  223,706             46,021
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds (Note 3)                 279,434             67,412
   Capital gain distributions from underlying funds              880,238            182,671
---------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                        1,159,672            250,083
Net change in unrealized appreciation (depreciation) on
   investments                                                 2,146,299            390,201
---------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 3,305,971            640,284
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $3,529,677           $686,305
=============================================================================================

(a)  When shares became publicly available.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 64 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2010           PLUS 2015           PLUS 2020
FOR THE PERIOD FROM MAY 18, 2006(A) TO APRIL 30, 2007            FUND                FUND                FUND
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   216,455         $   185,492         $   236,681
Net realized gain (loss) on investments                           822,894             806,350           1,246,882
Net change in unrealized appreciation (depreciation) on
   investments                                                    775,817           1,093,779           2,042,369
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   1,815,166           2,085,621           3,525,932
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                                     (10,481)            (29,778)            (26,075)
      Class R2                                                       (142)               (145)               (148)
      Class R3                                                       (146)               (146)               (148)
      Class R4                                                       (149)               (146)               (148)
      Class R5                                                       (153)               (146)               (149)
      Class Y                                                    (379,528)           (343,639)           (575,331)
Net realized gain
      Class A                                                      (1,629)             (4,597)             (4,688)
      Class R2                                                        (24)                (22)                (26)
      Class R3                                                        (24)                (22)                (26)
      Class R4                                                        (24)                (22)                (26)
      Class R5                                                        (24)                (22)                (26)
      Class Y                                                     (57,976)            (52,009)           (101,608)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                              (450,300)           (430,694)           (708,399)
-----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                      1,335,889           1,479,805           1,824,807
   Class R2 shares                                                  5,000               5,000               5,000
   Class R3 shares                                                  5,000               5,000               5,000
   Class R4 shares                                                  5,000               5,000               5,000
   Class R5 shares                                                  5,000               5,000               5,000
   Class Y shares                                              19,522,509          24,726,698          36,032,523
Reinvestment of distributions at net asset value
   Class A shares                                                  11,746              34,021              30,185
   Class Y shares                                                 430,041             388,810             669,840
Payments for redemptions
      Class A shares                                             (824,827)            (75,931)           (172,578)
      Class Y shares                                           (4,434,245)         (2,506,330)         (2,758,195)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions      16,061,113          24,067,073          35,646,582
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        17,425,979          25,722,000          38,464,115
Net assets at beginning of year (Note 1)                          192,765(b)          191,983(c)          191,307(d)
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $17,618,744         $25,913,983         $38,655,422
=================================================================================================================
Undistributed net investment income                           $    23,248         $    39,814         $    25,368
-----------------------------------------------------------------------------------------------------------------

(a)  When shares became publicly available.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $7,235 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,017 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(d) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,693 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  65

STATEMENTS OF CHANGES IN NET ASSETS

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2025           PLUS 2030           PLUS 2035
FOR THE PERIOD FROM MAY 18, 2006(A) TO APRIL 30, 2007            FUND                FUND                FUND
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   171,213         $   195,714         $   117,973
Net realized gain (loss) on investments                           884,628           1,024,700             622,024
Net change in unrealized appreciation (depreciation) on
   investments                                                  1,757,724           1,894,074           1,125,808
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   2,813,565           3,114,488           1,865,805
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                                     (26,913)            (22,551)            (11,474)
      Class R2                                                       (149)               (147)               (148)
      Class R3                                                       (149)               (147)               (149)
      Class R4                                                       (149)               (148)               (149)
      Class R5                                                       (150)               (148)               (149)
      Class Y                                                    (433,396)           (501,857)           (305,206)
Net realized gain
      Class A                                                        (936)             (1,714)               (541)
      Class R2                                                         (5)                (11)                 (7)
      Class R3                                                         (5)                (11)                 (7)
      Class R4                                                         (5)                (11)                 (7)
      Class R5                                                         (5)                (11)                 (7)
      Class Y                                                     (14,940)            (37,741)            (13,736)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                              (476,802)           (564,497)           (331,580)
-----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                      1,535,523           1,214,634             786,172
   Class R2 shares                                                  5,000               5,000               5,000
   Class R3 shares                                                  5,000               5,000               5,000
   Class R4 shares                                                  5,000               5,000               5,000
   Class R5 shares                                                  5,000               5,000               5,000
   Class Y shares                                              35,549,691          33,256,482          19,913,797
Reinvestment of distributions at net asset value
   Class A shares                                                  27,383              22,810              11,694
   Class Y shares                                                 442,082             533,158             312,657
Payments for redemptions
   Class A shares                                                 (46,517)            (87,777)            (12,615)
   Class Y shares                                              (1,896,901)         (1,641,637)         (1,456,010)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions      35,631,261          33,317,670          19,575,695
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        37,968,024          35,867,661          21,109,920
Net assets at beginning of year (Note 1)                          191,163(b)          191,163(c)          191,163(d)
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $38,159,187         $36,058,824         $21,301,083
=================================================================================================================
Undistributed net investment income                           $    13,743         $    16,764         $     9,386
-----------------------------------------------------------------------------------------------------------------

(a)  When shares became publicly available.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(d) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 66 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                              RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT
                                                               PLUS 2040           PLUS 2045
FOR THE PERIOD FROM MAY 18, 2006(A) TO APRIL 30, 2007            FUND                FUND
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   223,706         $   46,021
Net realized gain (loss) on investments                         1,159,672            250,083
Net change in unrealized appreciation (depreciation) on
   investments                                                  2,146,299            390,201
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   3,529,677            686,305
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                                      (4,453)            (7,438)
      Class R2                                                       (149)              (148)
      Class R3                                                       (149)              (148)
      Class R4                                                       (150)              (148)
      Class R5                                                       (150)              (148)
      Class Y                                                    (594,441)          (115,970)
Net realized gain
      Class A                                                        (370)              (202)
      Class R2                                                        (12)                (4)
      Class R3                                                        (12)                (4)
      Class R4                                                        (12)                (4)
      Class R5                                                        (12)                (4)
      Class Y                                                     (48,481)            (3,082)
---------------------------------------------------------------------------------------------
Total distributions                                              (648,391)          (127,300)
---------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                        394,468            414,430
   Class R2 shares                                                  5,000              5,000
   Class R3 shares                                                  5,000              5,000
   Class R4 shares                                                  5,000              5,000
   Class R5 shares                                                  5,000              5,000
   Class Y shares                                              24,293,450          5,919,662
Reinvestment of distributions at net asset value
   Class A shares                                                   4,484              6,774
   Class Y shares                                                 636,369            112,894
Payments for redemptions
   Class A shares                                                 (24,127)           (13,978)
   Class Y shares                                              (1,804,730)          (545,207)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions      23,519,914          5,914,575
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        26,401,200          6,473,580
Net assets at beginning of year (Note 1)                          191,163(b)         191,163(c)
---------------------------------------------------------------------------------------------
Net assets at end of year                                     $26,592,363         $6,664,743
=============================================================================================
Undistributed net investment income                           $    17,982         $    3,768
---------------------------------------------------------------------------------------------

(a)  When shares became publicly available.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $100,000 and $90,000 for Class Y was contributed on April 17, 2006 and May 11, 2006, respectively. Initial capital of $10,000 was contributed on May 11, 2006 for Class A. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from April 17, 2006 to May 18, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  67

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Retirement Series Trust and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Retirement Series Trust has unlimited authorized shares of beneficial interest. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the investment manager for the Funds. On April 17, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) invested $100,000 (10,000 shares for Class Y) in RiverSource Retirement Plus 2045 Fund, which represented the initial capital for Class Y at $10 per share. On May 11, 2006, Ameriprise Financial invested $100,000 (1,000 shares for Class A and 9,000 shares for Class Y), in RiverSource Retirement Plus 2045 Fund, which represented the initial capital for each class at $10 per share. On May 11, 2006, Ameriprise Financial invested $200,000 (1,000 shares for Class A and 19,000 for Class Y), in each Fund (excluding RiverSource Retirement Plus 2045 Fund), which represented the initial capital for each class at $10 per share. Shares of each Fund were first offered to the public on May 18, 2006.

The primary investments of each Fund are as follows:

RiverSource Retirement Plus 2010 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010.

RiverSource Retirement Plus 2015 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015.

RiverSource Retirement Plus 2020 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020.

RiverSource Retirement Plus 2025 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025.

RiverSource Retirement Plus 2030 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030.

RiverSource Retirement Plus 2035 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035.

RiverSource Retirement Plus 2040 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040.

RiverSource Retirement Plus 2045 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045.

Each Fund offers Class A and Class Y shares.

-  Class A shares are sold with a front-end sales charge.

- Class Y shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Fund offers additional classes of shares, Class R2, Class R3, Class R4 and Class R5, offered to certain institutional investors. These shares are sold without a front-end sales charge or CDSC. At April 30, 2007, Ameriprise Financial owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 68 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals. Capital accounts within the financial statements are adjusted for permanent book/tax differences. These differences are primarily due to the reclassification of short term capital gains earned in the underlying affiliated funds, capital loss carryforwards and losses due to wash sales and excise tax regulations (post October losses). The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                               RIVERSOURCE             RIVERSOURCE             RIVERSOURCE
                                                             RETIREMENT PLUS         RETIREMENT PLUS         RETIREMENT PLUS
                                                                2010 FUND               2015 FUND               2020 FUND
----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                            $(197,344)              $(228,282)              $(390,654)
Undistributed net investment income                               197,353                 228,296                 390,670
----------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)                 $       9               $      14               $      16
----------------------------------------------------------------------------------------------------------------------------

                                                               RIVERSOURCE             RIVERSOURCE             RIVERSOURCE
                                                             RETIREMENT PLUS         RETIREMENT PLUS         RETIREMENT PLUS
                                                                2025 FUND               2030 FUND               2035 FUND
----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                            $(303,413)              $(346,005)              $(208,614)
Undistributed net investment income                               303,423                 346,035                 208,675
----------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)                 $      10               $      30               $      61
----------------------------------------------------------------------------------------------------------------------------

                                                                       RIVERSOURCE             RIVERSOURCE
                                                                     RETIREMENT PLUS         RETIREMENT PLUS
                                                                        2040 FUND               2045 FUND
------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                    $(393,748)              $(81,712)
Undistributed net investment income                                       393,755                 81,734
------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)                         $       7               $     22
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  69

The tax character of distributions paid for the periods ended April 30, 2007, are as follows:

RiverSource Retirement Plus 2010 Fund

CLASS A(a)
Distributions paid from:
      Ordinary income.......................................         $12,110
      Long-term capital gain................................              --
CLASS R2(b)
Distributions paid from:
      Ordinary income.......................................             166
      Long-term capital gain................................              --
CLASS R3(b)
Distributions paid from:
      Ordinary income.......................................             170
      Long-term capital gain................................              --
CLASS R4(b)
Distributions paid from:
      Ordinary income.......................................             173
      Long-term capital gain................................              --
CLASS R5(b)
Distributions paid from:
      Ordinary income.......................................             177
      Long-term capital gain................................              --
CLASS Y(a)
Distributions paid from:
      Ordinary income.......................................         437,504
      Long-term capital gain................................              --

RiverSource Retirement Plus 2015 Fund

CLASS A(a)
Distributions paid from:
      Ordinary income.......................................          34,375
      Long-term capital gain................................              --
CLASS R2(b)
Distributions paid from:
      Ordinary income.......................................             167
      Long-term capital gain................................              --
CLASS R3(b)
Distributions paid from:
      Ordinary income.......................................             168
      Long-term capital gain................................              --
CLASS R4(b)
Distributions paid from:
      Ordinary income.......................................             168
      Long-term capital gain................................              --
CLASS R5(b)
Distributions paid from:
      Ordinary income.......................................             168
      Long-term capital gain................................              --
CLASS Y(a)
Distributions paid from:
      Ordinary income.......................................         395,648
      Long-term capital gain................................              --

--------------------------------------------------------------------------------

 70 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

RiverSource Retirement Plus 2020 Fund

CLASS A(a)
Distributions paid from:
      Ordinary income.......................................         $30,763
      Long-term capital gain................................              --
CLASS R2(b)
Distributions paid from:
      Ordinary income.......................................             174
      Long-term capital gain................................              --
CLASS R3(b)
Distributions paid from:
      Ordinary income.......................................             174
      Long-term capital gain................................              --
CLASS R4(b)
Distributions paid from:
      Ordinary income.......................................             174
      Long-term capital gain................................              --
CLASS R5(b)
Distributions paid from:
      Ordinary income.......................................             175
      Long-term capital gain................................              --
CLASS Y(a)
Distributions paid from:
      Ordinary income.......................................         676,939
      Long-term capital gain................................              --

RiverSource Retirement Plus 2025 Fund

CLASS A(a)
Distributions paid from:
      Ordinary income.......................................          27,849
      Long-term capital gain................................              --
CLASS R2(b)
Distributions paid from:
      Ordinary income.......................................             154
      Long-term capital gain................................              --
CLASS R3(b)
Distributions paid from:
      Ordinary income.......................................             154
      Long-term capital gain................................              --
CLASS R4(b)
Distributions paid from:
      Ordinary income.......................................             154
      Long-term capital gain................................              --
CLASS R5(b)
Distributions paid from:
      Ordinary income.......................................             155
      Long-term capital gain................................              --
CLASS Y(a)
Distributions paid from:
      Ordinary income.......................................         448,336
      Long-term capital gain................................              --

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  71

RiverSource Retirement Plus 2030 Fund

CLASS A(a)
Distributions paid from:
      Ordinary income.......................................         $24,265
      Long-term capital gain................................              --
CLASS R2(b)
Distributions paid from:
      Ordinary income.......................................             158
      Long-term capital gain................................              --
CLASS R3(b)
Distributions paid from:
      Ordinary income.......................................             158
      Long-term capital gain................................              --
CLASS R4(b)
Distributions paid from:
      Ordinary income.......................................             159
      Long-term capital gain................................              --
CLASS R5(b)
Distributions paid from:
      Ordinary income.......................................             159
      Long-term capital gain................................              --
CLASS Y(a)
Distributions paid from:
      Ordinary income.......................................         539,598
      Long-term capital gain................................              --

RiverSource Retirement Plus 2035 Fund

CLASS A(a)
Distributions paid from:
      Ordinary income.......................................          12,015
      Long-term capital gain................................              --
CLASS R2(b)
Distributions paid from:
      Ordinary income.......................................             155
      Long-term capital gain................................              --
CLASS R3(b)
Distributions paid from:
      Ordinary income.......................................             156
      Long-term capital gain................................              --
CLASS R4(b)
Distributions paid from:
      Ordinary income.......................................             156
      Long-term capital gain................................              --
CLASS R5(b)
Distributions paid from:
      Ordinary income.......................................             156
      Long-term capital gain................................              --
CLASS Y(a)
Distributions paid from:
      Ordinary income.......................................         318,942
      Long-term capital gain................................              --

--------------------------------------------------------------------------------

 72 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

RiverSource Retirement Plus 2040 Fund

CLASS A(a)
Distributions paid from:
      Ordinary income.......................................          $4,823
      Long-term capital gain................................              --
CLASS R2(b)
Distributions paid from:
      Ordinary income.......................................             161
      Long-term capital gain................................              --
CLASS R3(b)
Distributions paid from:
      Ordinary income.......................................             161
      Long-term capital gain................................              --
CLASS R4(b)
Distributions paid from:
      Ordinary income.......................................             162
      Long-term capital gain................................              --
CLASS R5(b)
Distributions paid from:
      Ordinary income.......................................             162
      Long-term capital gain................................              --
CLASS Y(a)
Distributions paid from:
      Ordinary income.......................................         642,922
      Long-term capital gain................................              --

RiverSource Retirement Plus 2045 Fund

CLASS A(a)
Distributions paid from:
      Ordinary income.......................................           7,640
      Long-term capital gain................................              --
CLASS R2(b)
Distributions paid from:
      Ordinary income.......................................             152
      Long-term capital gain................................              --
CLASS R3(b)
Distributions paid from:
      Ordinary income.......................................             152
      Long-term capital gain................................              --
CLASS R4(b)
Distributions paid from:
      Ordinary income.......................................             152
      Long-term capital gain................................              --
CLASS R5(b)
Distributions paid from:
      Ordinary income.......................................             152
      Long-term capital gain................................              --
CLASS Y(a)
Distributions paid from:
      Ordinary income.......................................         119,052
      Long-term capital gain................................              --

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  73

At April 30, 2007, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                                         ACCUMULATED           UNREALIZED
                                                                  UNDISTRIBUTED           LONG-TERM           APPRECIATION
FUND                                                             ORDINARY INCOME         GAIN (LOSS)         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund...................            $346,047              $243,332             $  768,261
RiverSource Retirement Plus 2015 Fund...................             280,345               281,563              1,085,016
RiverSource Retirement Plus 2020 Fund...................             292,934               482,672              2,033,250
RiverSource Retirement Plus 2025 Fund...................             204,669               374,890              1,748,377
RiverSource Retirement Plus 2030 Fund...................             229,560               427,465              1,884,159
RiverSource Retirement Plus 2035 Fund...................             150,981               257,742              1,116,726
RiverSource Retirement Plus 2040 Fund...................             248,649               486,490              2,137,317
RiverSource Retirement Plus 2045 Fund...................              68,821               100,958                380,411

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on each Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of each Fund are being evaluated to determine the impact, if any, to the Funds. The adoption of FIN 48 is not anticipated to have a material impact on the Funds.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and distributed quarterly, when available, for RiverSource Retirement Plus 2010 Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

Compensation to board members and certain other core expenses are paid by the affiliated underlying funds in which the Funds invest.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account of $19.50 for Class A for this service.

Effective Dec. 11, 2006, the fee structure under the Transfer Agency Agreement was revised from an account-based fee to an asset-based fee for Class Y. Each Fund pays the Transfer Agent an annual asset-based fee of 0.05% of each Fund's average daily net assets attributable to Class Y. Prior to Dec. 11, 2006, each Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

In addition, each Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

--------------------------------------------------------------------------------

 74 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statements of operations.

Each Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A and Class R3 shares and a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R2 shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for Class Y and the introduction of Class R2, Class R3 and Class R4. The fee is calculated at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares. The fee is calculated at a rate of 0.15% of each Fund's average daily net assets attributable to Class Y shares.

For the period ended April 30, 2007, RiverSource Investments, LLC (the Investment Manager) and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds), such that net expenses were as follows:

FUND                                            CLASS A       CLASS R2       CLASS R3       CLASS R4       CLASS R5       CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund            0.48%          0.88%          0.63%          0.38%          0.13%         0.21%
RiverSource Retirement Plus 2015 Fund            0.45           0.88           0.63           0.38           0.13          0.21
RiverSource Retirement Plus 2020 Fund            0.49           0.88           0.63           0.38           0.13          0.22
RiverSource Retirement Plus 2025 Fund            0.48           0.88           0.63           0.38           0.13          0.22
RiverSource Retirement Plus 2030 Fund            0.49           0.88           0.63           0.38           0.13          0.22
RiverSource Retirement Plus 2035 Fund            0.49           0.88           0.63           0.38           0.13          0.22
RiverSource Retirement Plus 2040 Fund            0.49           0.88           0.63           0.38           0.13          0.22
RiverSource Retirement Plus 2045 Fund            0.49           0.88           0.63           0.38           0.13          0.23

Of these waived fees and expenses, the transfer agency fees waived were as follows:

FUND                                            CLASS A       CLASS R2       CLASS R3       CLASS R4       CLASS R5       CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund            $ --            $1             $--            $1             $1          $4,920
RiverSource Retirement Plus 2015 Fund              --             1              1              1              1           5,529
RiverSource Retirement Plus 2020 Fund              33             1              1              1              1           8,644
RiverSource Retirement Plus 2025 Fund              --             1              1              1              1           7,143
RiverSource Retirement Plus 2030 Fund             106             1              1              1              1          10,129
RiverSource Retirement Plus 2035 Fund             130             1              1              1              1           6,881
RiverSource Retirement Plus 2040 Fund             264             1              1              1              1          11,953
RiverSource Retirement Plus 2045 Fund             363             1              1              1              1           5,359

Administrative services fees and other Fund level expenses waived were as follows:

FUND                                                               AMOUNT
--------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                              $72,748
RiverSource Retirement Plus 2015 Fund                               71,581
RiverSource Retirement Plus 2020 Fund                               70,644
RiverSource Retirement Plus 2025 Fund                               70,410
RiverSource Retirement Plus 2030 Fund                               72,790
RiverSource Retirement Plus 2035 Fund                               74,332
RiverSource Retirement Plus 2040 Fund                               71,639
RiverSource Retirement Plus 2045 Fund                               78,660

Under an agreement, which was effective until April 30, 2007, net direct expenses would not exceed 0.49% for Class A, 0.88% for Class R2, 0.63% for Class R3, 0.38% for Class R4, 0.13% for Class R5 and 0.22% for Class Y of each Fund's average daily net assets. Effective May 1, 2007, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until April 30, 2008, unless sooner terminated at the discretion of the Board, such that net direct expenses (excluding fees and expenses of acquired funds), will not exceed 0.49% for Class A, 0.88% for Class R2, 0.63% for Class R4, 0.38% for Class R4, 0.13% for Class R5 and 0.26% for Class Y of each Fund's average daily net assets.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  75

Sales charges received by the Distributor for distributing the Funds' shares for the period ended April 30, 2007, are as follows:

FUND                                                                 CLASS A
----------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                                $2,283
RiverSource Retirement Plus 2015 Fund                                35,493
RiverSource Retirement Plus 2020 Fund                                35,121
RiverSource Retirement Plus 2025 Fund                                38,880
RiverSource Retirement Plus 2030 Fund                                29,205
RiverSource Retirement Plus 2035 Fund                                21,303
RiverSource Retirement Plus 2040 Fund                                14,822
RiverSource Retirement Plus 2045 Fund                                10,606

Each Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

3. TRANSACTIONS OF UNDERLYING AFFILIATED FUNDS

For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                  PURCHASES           PROCEEDS
---------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                                $23,553,129         $7,270,047
RiverSource Retirement Plus 2015 Fund                                 29,173,531          4,813,000
RiverSource Retirement Plus 2020 Fund                                 42,328,467          6,261,726
RiverSource Retirement Plus 2025 Fund                                 40,488,965          4,613,639
RiverSource Retirement Plus 2030 Fund                                 38,330,156          4,490,868
RiverSource Retirement Plus 2035 Fund                                 22,965,241          3,147,176
RiverSource Retirement Plus 2040 Fund                                 29,038,899          5,047,631
RiverSource Retirement Plus 2045 Fund                                  7,871,965          1,830,360

Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods ended April 30, 2007, are as follows:

RiverSource Retirement Plus 2010 Fund

                              CLASS A(A)       CLASS R2(B)       CLASS R3(B)       CLASS R4(B)       CLASS R5(B)       CLASS Y(A)
---------------------------------------------------------------------------------------------------------------------------------
Sold                           130,180             468               468               468               468           1,927,331
Issued for reinvested
distributions                    1,131              --                --                --                --              41,449
Redeemed                       (79,968)             --                --                --                --            (426,488)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         51,343             468               468               468               468           1,542,292
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2015 Fund

                              CLASS A(A)       CLASS R2(B)       CLASS R3(B)       CLASS R4(B)       CLASS R5(B)       CLASS Y(A)
---------------------------------------------------------------------------------------------------------------------------------
Sold                           144,139             465               465               465               465           2,385,755
Issued for reinvested
distributions                    3,262              --                --                --                --              37,278
Redeemed                        (7,193)             --                --                --                --            (239,080)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)        140,208             465               465               465               465           2,183,953
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 76 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

RiverSource Retirement Plus 2020 Fund

                              CLASS A(A)       CLASS R2(B)       CLASS R3(B)       CLASS R4(B)       CLASS R5(B)       CLASS Y(A)
---------------------------------------------------------------------------------------------------------------------------------
Sold                           176,149             464               464               464               464           3,501,650
Issued for reinvested
distributions                    2,897              --                --                --                --              64,222
Redeemed                       (16,300)             --                --                --                --            (265,330)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)        162,746             464               464               464               464           3,300,542
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2025 Fund

                              CLASS A(A)       CLASS R2(B)       CLASS R3(B)       CLASS R4(B)       CLASS R5(B)       CLASS Y(A)
---------------------------------------------------------------------------------------------------------------------------------
Sold                           147,533             466               466               465               465           3,405,266
Issued for reinvested
distributions                    2,626              --                --                --                --              42,304
Redeemed                        (4,369)             --                --                --                --            (181,671)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)        145,790             466               466               465               465           3,265,899
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2030 Fund

                              CLASS A(A)       CLASS R2(B)       CLASS R3(B)       CLASS R4(B)       CLASS R5(B)       CLASS Y(A)
---------------------------------------------------------------------------------------------------------------------------------
Sold                           116,123             464               464               464               464           3,205,193
Issued for reinvested
distributions                    2,179              --                --                --                --              50,874
Redeemed                        (8,416)             --                --                --                --            (154,488)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)        109,886             464               464               464               464           3,101,579
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2035 Fund

                              CLASS A(A)       CLASS R2(B)       CLASS R3(B)       CLASS R4(B)       CLASS R5(B)       CLASS Y(A)
---------------------------------------------------------------------------------------------------------------------------------
Sold                            76,521             467               467               467               467           1,931,600
Issued for reinvested
distributions                    1,123              --                --                --                --              30,005
Redeemed                        (1,220)             --                --                --                --            (137,841)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         76,424             467               467               467               467           1,823,764
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2040 Fund

                              CLASS A(A)       CLASS R2(B)       CLASS R3(B)       CLASS R4(B)       CLASS R5(B)       CLASS Y(A)
---------------------------------------------------------------------------------------------------------------------------------
Sold                            37,627             464               464               464               464           2,444,665
Issued for reinvested
distributions                      429              --                --                --                --              60,838
Redeemed                        (2,291)             --                --                --                --            (173,794)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         35,765             464               464               464               464           2,331,709
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2045 Fund

                              CLASS A(A)       CLASS R2(B)       CLASS R3(B)       CLASS R4(B)       CLASS R5(B)       CLASS Y(A)
---------------------------------------------------------------------------------------------------------------------------------
Sold                            40,204             466               466               466               466            579,428
Issued for reinvested
distributions                      649              --                --                --                --             10,803
Redeemed                        (1,341)             --                --                --                --            (52,156)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         39,512             466               466               466               466            538,075
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  77

5. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, each Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Each Fund had no borrowings under the facility outstanding during the period ended April 30, 2007.

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

 78 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Retirement Plus 2010 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                     $9.64
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .20
Net gains (losses) (both realized and
 unrealized)                                              1.44
--------------------------------------------------------------
Total from investment operations                          1.64
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.05)
--------------------------------------------------------------
Total distributions                                       (.37)
--------------------------------------------------------------
Net asset value, end of period                          $10.91
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .48%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.04%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         80%
--------------------------------------------------------------
Total return(f)                                         17.27%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.37% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.68
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .18
Net gains (losses) (both realized and
 unrealized)                                               .39
--------------------------------------------------------------
Total from investment operations                           .57
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.30)
Distributions from realized gains                         (.05)
--------------------------------------------------------------
Total distributions                                       (.35)
--------------------------------------------------------------
Net asset value, end of period                          $10.90
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .88%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             3.06%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         80%
--------------------------------------------------------------
Total return(f)                                          5.55%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R2 would have been 1.64% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  79

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.68
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .19
Net gains (losses) (both realized and
 unrealized)                                               .39
--------------------------------------------------------------
Total from investment operations                           .58
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)
Distributions from realized gains                         (.05)
--------------------------------------------------------------
Total distributions                                       (.36)
--------------------------------------------------------------
Net asset value, end of period                          $10.90
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .63%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             3.31%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         80%
--------------------------------------------------------------
Total return(f)                                          5.62%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R3 would have been 1.36% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.68
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .21
Net gains (losses) (both realized and
 unrealized)                                               .38
--------------------------------------------------------------
Total from investment operations                           .59
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.05)
--------------------------------------------------------------
Total distributions                                       (.37)
--------------------------------------------------------------
Net asset value, end of period                          $10.90
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .38%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             3.56%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         80%
--------------------------------------------------------------
Total return(f)                                          5.70%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 1.13% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 80 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.68
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .22
Net gains (losses) (both realized and
 unrealized)                                               .38
--------------------------------------------------------------
Total from investment operations                           .60
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.33)
Distributions from realized gains                         (.05)
--------------------------------------------------------------
Total distributions                                       (.38)
--------------------------------------------------------------
Net asset value, end of period                          $10.90
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .13%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             3.81%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         80%
--------------------------------------------------------------
Total return(f)                                          5.77%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R5 would have been 0.89% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                     $9.64
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .23
Net gains (losses) (both realized and
 unrealized)                                              1.43
--------------------------------------------------------------
Total from investment operations                          1.66
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.34)
Distributions from realized gains                         (.05)
--------------------------------------------------------------
Total distributions                                       (.39)
--------------------------------------------------------------
Net asset value, end of period                          $10.91
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $17
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .21%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.45%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         80%
--------------------------------------------------------------
Total return(f)                                         17.49%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 1.08% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  81

RiverSource Retirement Plus 2015 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                     $9.60
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .21
Net gains (losses) (both realized and
 unrealized)                                              1.57
--------------------------------------------------------------
Total from investment operations                          1.78
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.30)
Distributions from realized gains                         (.05)
--------------------------------------------------------------
Total distributions                                       (.35)
--------------------------------------------------------------
Net asset value, end of period                          $11.03
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .45%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             1.85%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         48%
--------------------------------------------------------------
Total return(f)                                         18.79%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.69% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.75
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .21
Net gains (losses) (both realized and
 unrealized)                                               .42
--------------------------------------------------------------
Total from investment operations                           .63
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)
Distributions from realized gains                         (.05)
--------------------------------------------------------------
Total distributions                                       (.36)
--------------------------------------------------------------
Net asset value, end of period                          $11.02
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .88%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.57%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         48%
--------------------------------------------------------------
Total return(f)                                          6.05%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R2 would have been 1.34% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 82 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.75
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .22
Net gains (losses) (both realized and
 unrealized)                                               .42
--------------------------------------------------------------
Total from investment operations                           .64
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)
Distributions from realized gains                         (.05)
--------------------------------------------------------------
Total distributions                                       (.36)
--------------------------------------------------------------
Net asset value, end of period                          $11.03
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .63%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.81%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         48%
--------------------------------------------------------------
Total return(f)                                          6.15%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R3 would have been 1.07% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.75
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .23
Net gains (losses) (both realized and
 unrealized)                                               .42
--------------------------------------------------------------
Total from investment operations                           .65
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)
Distributions from realized gains                         (.05)
--------------------------------------------------------------
Total distributions                                       (.36)
--------------------------------------------------------------
Net asset value, end of period                          $11.04
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .38%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             3.06%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         48%
--------------------------------------------------------------
Total return(f)                                          6.26%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 0.83% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  83

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.75
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .24
Net gains (losses) (both realized and
 unrealized)                                               .42
--------------------------------------------------------------
Total from investment operations                           .66
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)
Distributions from realized gains                         (.05)
--------------------------------------------------------------
Total distributions                                       (.36)
--------------------------------------------------------------
Net asset value, end of period                          $11.05
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .13%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             3.31%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         48%
--------------------------------------------------------------
Total return(f)                                          6.36%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R5 would have been 0.59% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                     $9.60
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .23
Net gains (losses) (both realized and
 unrealized)                                              1.58
--------------------------------------------------------------
Total from investment operations                          1.81
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)
Distributions from realized gains                         (.05)
--------------------------------------------------------------
Total distributions                                       (.36)
--------------------------------------------------------------
Net asset value, end of period                          $11.05
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $24
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .21%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.01%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         48%
--------------------------------------------------------------
Total return(f)                                         19.08%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 1.01% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 84 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

RiverSource Retirement Plus 2020 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                     $9.57
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .20
Net gains (losses) (both realized and
 unrealized)                                              1.67
--------------------------------------------------------------
Total from investment operations                          1.87
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)
Distributions from realized gains                         (.06)
--------------------------------------------------------------
Total distributions                                       (.37)
--------------------------------------------------------------
Net asset value, end of period                          $11.07
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .49%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             1.13%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         40%
--------------------------------------------------------------
Total return(f)                                         19.76%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.04% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.77
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .19
Net gains (losses) (both realized and
 unrealized)                                               .48
--------------------------------------------------------------
Total from investment operations                           .67
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)
Distributions from realized gains                         (.06)
--------------------------------------------------------------
Total distributions                                       (.37)
--------------------------------------------------------------
Net asset value, end of period                          $11.07
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .88%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.33%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         40%
--------------------------------------------------------------
Total return(f)                                          6.47%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R2 would have been 1.23% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  85

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.77
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .20
Net gains (losses) (both realized and
 unrealized)                                               .49
--------------------------------------------------------------
Total from investment operations                           .69
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.06)
--------------------------------------------------------------
Total distributions                                       (.38)
--------------------------------------------------------------
Net asset value, end of period                          $11.08
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .63%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.59%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         40%
--------------------------------------------------------------
Total return(f)                                          6.58%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R3 would have been 0.96% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.77
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .21
Net gains (losses) (both realized and
 unrealized)                                               .49
--------------------------------------------------------------
Total from investment operations                           .70
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.06)
--------------------------------------------------------------
Total distributions                                       (.38)
--------------------------------------------------------------
Net asset value, end of period                          $11.09
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .38%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.84%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         40%
--------------------------------------------------------------
Total return(f)                                          6.68%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 0.72% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 86 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.77
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .22
Net gains (losses) (both realized and
 unrealized)                                               .49
--------------------------------------------------------------
Total from investment operations                           .71
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.06)
--------------------------------------------------------------
Total distributions                                       (.38)
--------------------------------------------------------------
Net asset value, end of period                          $11.10
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .13%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             3.09%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         40%
--------------------------------------------------------------
Total return(f)                                          6.78%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R5 would have been 0.48% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                     $9.57
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .21
Net gains (losses) (both realized and
 unrealized)                                              1.68
--------------------------------------------------------------
Total from investment operations                          1.89
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)
Distributions from realized gains                         (.06)
--------------------------------------------------------------
Total distributions                                       (.37)
--------------------------------------------------------------
Net asset value, end of period                          $11.09
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $37
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .22%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             1.62%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         40%
--------------------------------------------------------------
Total return(f)                                         20.03%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.75% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  87

RiverSource Retirement Plus 2025 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                     $9.56
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .22
Net gains (losses) (both realized and
 unrealized)                                              1.63
--------------------------------------------------------------
Total from investment operations                          1.85
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.33)
--------------------------------------------------------------
Net asset value, end of period                          $11.08
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .48%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             1.42%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         37%
--------------------------------------------------------------
Total return(f)                                         19.53%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.39% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.74
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .21
Net gains (losses) (both realized and
 unrealized)                                               .47
--------------------------------------------------------------
Total from investment operations                           .68
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.33)
--------------------------------------------------------------
Net asset value, end of period                          $11.09
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .88%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.22%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         37%
--------------------------------------------------------------
Total return(f)                                          6.52%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R2 would have been 1.27% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 88 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.74
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .22
Net gains (losses) (both realized and
 unrealized)                                               .47
--------------------------------------------------------------
Total from investment operations                           .69
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.33)
--------------------------------------------------------------
Net asset value, end of period                          $11.10
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .63%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.46%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         37%
--------------------------------------------------------------
Total return(f)                                          6.63%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R3 would have been 1.00% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.74
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .23
Net gains (losses) (both realized and
 unrealized)                                               .47
--------------------------------------------------------------
Total from investment operations                           .70
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.33)
--------------------------------------------------------------
Net asset value, end of period                          $11.11
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .38%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.71%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         37%
--------------------------------------------------------------
Total return(f)                                          6.73%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 0.76% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  89

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.74
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .24
Net gains (losses) (both realized and
 unrealized)                                               .47
--------------------------------------------------------------
Total from investment operations                           .71
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.33)
--------------------------------------------------------------
Net asset value, end of period                          $11.12
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .13%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.96%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         37%
--------------------------------------------------------------
Total return(f)                                          6.83%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R5 would have been 0.52% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                     $9.56
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .23
Net gains (losses) (both realized and
 unrealized)                                              1.65
--------------------------------------------------------------
Total from investment operations                          1.88
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.33)
--------------------------------------------------------------
Net asset value, end of period                          $11.11
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $37
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .22%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             1.50%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         37%
--------------------------------------------------------------
Total return(f)                                         19.87%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.89% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 90 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

RiverSource Retirement Plus 2030 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                     $9.56
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .20
Net gains (losses) (both realized and
 unrealized)                                              1.71
--------------------------------------------------------------
Total from investment operations                          1.91
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.02)
--------------------------------------------------------------
Total distributions                                       (.34)
--------------------------------------------------------------
Net asset value, end of period                          $11.13
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .49%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             1.47%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         32%
--------------------------------------------------------------
Total return(f)                                         20.16%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.37% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.78
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .19
Net gains (losses) (both realized and
 unrealized)                                               .49
--------------------------------------------------------------
Total from investment operations                           .68
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.02)
--------------------------------------------------------------
Total distributions                                       (.34)
--------------------------------------------------------------
Net asset value, end of period                          $11.12
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .88%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.23%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         32%
--------------------------------------------------------------
Total return(f)                                          6.51%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R2 would have been 1.34% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  91

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.78
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .20
Net gains (losses) (both realized and
 unrealized)                                               .49
--------------------------------------------------------------
Total from investment operations                           .69
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.02)
--------------------------------------------------------------
Total distributions                                       (.34)
--------------------------------------------------------------
Net asset value, end of period                          $11.13
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .63%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.48%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         32%
--------------------------------------------------------------
Total return(f)                                          6.61%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R3 would have been 1.07% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.78
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .21
Net gains (losses) (both realized and
 unrealized)                                               .49
--------------------------------------------------------------
Total from investment operations                           .70
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.02)
--------------------------------------------------------------
Total distributions                                       (.34)
--------------------------------------------------------------
Net asset value, end of period                          $11.14
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .38%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.73%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         32%
--------------------------------------------------------------
Total return(f)                                          6.71%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 0.83% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 92 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.78
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .22
Net gains (losses) (both realized and
 unrealized)                                               .49
--------------------------------------------------------------
Total from investment operations                           .71
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.02)
--------------------------------------------------------------
Total distributions                                       (.34)
--------------------------------------------------------------
Net asset value, end of period                          $11.15
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .13%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.98%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         32%
--------------------------------------------------------------
Total return(f)                                          6.81%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R5 would have been 0.59% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2006(B)
Net asset value, beginning of period                     $9.56
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .21
Net gains (losses) (both realized and
 unrealized)                                              1.72
--------------------------------------------------------------
Total from investment operations                          1.93
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.02)
--------------------------------------------------------------
Total distributions                                       (.34)
--------------------------------------------------------------
Net asset value, end of period                          $11.15
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $35
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .22%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             1.52%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         32%
--------------------------------------------------------------
Total return(f)                                         20.41%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.86% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  93

RiverSource Retirement Plus 2035 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                     $9.56
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .19
Net gains (losses) (both realized and
 unrealized)                                              1.63
--------------------------------------------------------------
Total from investment operations                          1.82
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.32)
--------------------------------------------------------------
Net asset value, end of period                          $11.06
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .49%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             1.01%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         38%
--------------------------------------------------------------
Total return(f)                                         19.27%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 2.95% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.71
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .19
Net gains (losses) (both realized and
 unrealized)                                               .49
--------------------------------------------------------------
Total from investment operations                           .68
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.33)
--------------------------------------------------------------
Net asset value, end of period                          $11.06
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .88%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.23%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         38%
--------------------------------------------------------------
Total return(f)                                          6.56%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R2 would have been 1.62% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 94 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.71
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .20
Net gains (losses) (both realized and
 unrealized)                                               .49
--------------------------------------------------------------
Total from investment operations                           .69
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.33)
--------------------------------------------------------------
Net asset value, end of period                          $11.07
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .63%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.48%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         38%
--------------------------------------------------------------
Total return(f)                                          6.66%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R3 would have been 1.35% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.71
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .21
Net gains (losses) (both realized and
 unrealized)                                               .49
--------------------------------------------------------------
Total from investment operations                           .70
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.33)
--------------------------------------------------------------
Net asset value, end of period                          $11.08
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .38%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.73%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         38%
--------------------------------------------------------------
Total return(f)                                          6.76%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 1.11% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  95

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.71
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .22
Net gains (losses) (both realized and
 unrealized)                                               .49
--------------------------------------------------------------
Total from investment operations                           .71
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.33)
--------------------------------------------------------------
Net asset value, end of period                          $11.09
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .13%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.97%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         38%
--------------------------------------------------------------
Total return(f)                                          6.87%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R5 would have been 0.87% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                     $9.56
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .21
Net gains (losses) (both realized and
 unrealized)                                              1.64
--------------------------------------------------------------
Total from investment operations                          1.85
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.33)
--------------------------------------------------------------
Net asset value, end of period                          $11.08
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $20
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .22%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             1.55%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         38%
--------------------------------------------------------------
Total return(f)                                         19.58%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 1.21% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 96 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

RiverSource Retirement Plus 2040 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                     $9.56
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .15
Net gains (losses) (both realized and
 unrealized)                                              1.74
--------------------------------------------------------------
Total from investment operations                          1.89
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)
Distributions from realized gains                         (.03)
--------------------------------------------------------------
Total distributions                                       (.34)
--------------------------------------------------------------
Net asset value, end of period                          $11.11
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .49%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             1.10%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         33%
--------------------------------------------------------------
Total return(f)                                         19.99%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.53% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.77
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .14
Net gains (losses) (both realized and
 unrealized)                                               .54
--------------------------------------------------------------
Total from investment operations                           .68
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.03)
--------------------------------------------------------------
Total distributions                                       (.35)
--------------------------------------------------------------
Net asset value, end of period                          $11.10
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .88%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.24%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         33%
--------------------------------------------------------------
Total return(f)                                          6.48%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R2 would have been 1.24% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  97

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.77
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .15
Net gains (losses) (both realized and
 unrealized)                                               .54
--------------------------------------------------------------
Total from investment operations                           .69
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.03)
--------------------------------------------------------------
Total distributions                                       (.35)
--------------------------------------------------------------
Net asset value, end of period                          $11.11
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .63%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.49%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         33%
--------------------------------------------------------------
Total return(f)                                          6.59%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R3 would have been 0.98% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.77
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .16
Net gains (losses) (both realized and
 unrealized)                                               .54
--------------------------------------------------------------
Total from investment operations                           .70
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.03)
--------------------------------------------------------------
Total distributions                                       (.35)
--------------------------------------------------------------
Net asset value, end of period                          $11.12
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .38%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.74%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         33%
--------------------------------------------------------------
Total return(f)                                          6.69%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 0.74% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 98 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.77
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .17
Net gains (losses) (both realized and
 unrealized)                                               .54
--------------------------------------------------------------
Total from investment operations                           .71
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.03)
--------------------------------------------------------------
Total distributions                                       (.35)
--------------------------------------------------------------
Net asset value, end of period                          $11.13
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .13%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.99%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         33%
--------------------------------------------------------------
Total return(f)                                          6.79%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R5 would have been 0.50% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                     $9.56
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .16
Net gains (losses) (both realized and
 unrealized)                                              1.75
--------------------------------------------------------------
Total from investment operations                          1.91
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)
Distributions from realized gains                         (.03)
--------------------------------------------------------------
Total distributions                                       (.34)
--------------------------------------------------------------
Net asset value, end of period                          $11.13
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $26
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .22%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             1.53%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         33%
--------------------------------------------------------------
Total return(f)                                         20.26%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.79% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  99

RiverSource Retirement Plus 2045 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                     $9.56
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .17
Net gains (losses) (both realized and
 unrealized)                                              1.69
--------------------------------------------------------------
Total from investment operations                          1.86
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.32)
--------------------------------------------------------------
Net asset value, end of period                          $11.10
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .49%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             1.28%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         57%
--------------------------------------------------------------
Total return(f)                                         19.63%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 4.82% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.73
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .15
Net gains (losses) (both realized and
 unrealized)                                               .52
--------------------------------------------------------------
Total from investment operations                           .67
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.32)
--------------------------------------------------------------
Net asset value, end of period                          $11.08
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .88%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.19%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         57%
--------------------------------------------------------------
Total return(f)                                          6.48%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R2 would have been 2.74% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 100 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.73
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .17
Net gains (losses) (both realized and
 unrealized)                                               .52
--------------------------------------------------------------
Total from investment operations                           .69
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.33)
--------------------------------------------------------------
Net asset value, end of period                          $11.09
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .63%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.44%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         57%
--------------------------------------------------------------
Total return(f)                                          6.58%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R3 would have been 2.47% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.73
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .18
Net gains (losses) (both realized and
 unrealized)                                               .52
--------------------------------------------------------------
Total from investment operations                           .70
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.33)
--------------------------------------------------------------
Net asset value, end of period                          $11.10
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .38%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.69%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         57%
--------------------------------------------------------------
Total return(f)                                          6.68%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 2.23% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  101

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                    $10.73
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .19
Net gains (losses) (both realized and
 unrealized)                                               .52
--------------------------------------------------------------
Total from investment operations                           .71
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.32)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.33)
--------------------------------------------------------------
Net asset value, end of period                          $11.11
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .13%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             2.94%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         57%
--------------------------------------------------------------
Total return(f)                                          6.78%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R5 would have been 1.99% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                      2007(B)
Net asset value, beginning of period                     $9.56
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .19
Net gains (losses) (both realized and
 unrealized)                                              1.69
--------------------------------------------------------------
Total from investment operations                          1.88
--------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)
Distributions from realized gains                         (.01)
--------------------------------------------------------------
Total distributions                                       (.32)
--------------------------------------------------------------
Net asset value, end of period                          $11.12
--------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $6
--------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                                .23%(d),(e)
--------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                             1.59%(d)
--------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                         57%
--------------------------------------------------------------
Total return(f)                                         19.93%(g)
--------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 3.01% for the period ended April 30, 2007.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 102 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

RIVERSOURCE RETIREMENT SERIES TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund (funds within RiverSource Retirement Series Trust) as of April 30, 2007, and the related statements of operations, changes in net assets and the financial highlights for the period from May 18, 2006 (when shares became publicly available) to April 30, 2007. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the underlying funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund as of April 30, 2007, and the results of their operations, changes in their net assets and the financial highlights for the period stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
June 20, 2007

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  103

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Retirement Plus 2010 Fund
Fiscal period ended April 30, 2007

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          13.21%
      Dividends Received Deduction for corporations.........           9.72%

PAYABLE DATE                                                     PER SHARE
June 27, 2006...............................................        $0.00761
Sept. 27, 2006..............................................         0.00595
Dec. 21, 2006...............................................         0.33918
March 27, 2007..............................................         0.02064
Total distributions.........................................        $0.37338

CLASS R2

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          13.21%
      Dividends Received Deduction for corporations.........           9.72%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.34450
March 27, 2007..............................................         0.00981
Total distributions.........................................        $0.35431

CLASS R3

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          13.21%
      Dividends Received Deduction for corporations.........           9.72%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.34519
March 27, 2007..............................................         0.01667
Total distributions.........................................        $0.36186

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          13.21%
      Dividends Received Deduction for corporations.........           9.72%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.34581
March 27, 2007..............................................         0.02359
Total distributions.........................................        $0.36940

CLASS R5

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          13.21%
      Dividends Received Deduction for corporations.........           9.72%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.34645
March 27, 2007..............................................         0.03049
Total distributions.........................................        $0.37694

CLASS Y

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          13.21%
      Dividends Received Deduction for corporations.........           9.72%

PAYABLE DATE                                                       PER SHARE
June 27, 2006...............................................        $0.01019
Sept. 27, 2006..............................................         0.01009
Dec. 21, 2006...............................................         0.34475
March 27, 2007..............................................         0.02782
Total distributions.........................................        $0.39285

RiverSource Retirement Plus 2015 Fund
Fiscal period ended April 30, 2007

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          17.30%
      Dividends Received Deduction for corporations.........          12.59%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.35378

CLASS R2

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          17.30%
      Dividends Received Deduction for corporations.........          12.59%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.36004

CLASS R3

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          17.30%
      Dividends Received Deduction for corporations.........          12.59%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.36075

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          17.30%
      Dividends Received Deduction for corporations.........          12.59%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.36137

CLASS R5

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          17.30%
      Dividends Received Deduction for corporations.........          12.59%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.36199

CLASS Y

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          17.30%
      Dividends Received Deduction for corporations.........          12.59%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.35990

--------------------------------------------------------------------------------

 104 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

RiverSource Retirement Plus 2020 Fund
Fiscal period ended April 30, 2007

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          21.40%
      Dividends Received Deduction for corporations.........          15.32%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.36802

CLASS R2

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          21.40%
      Dividends Received Deduction for corporations.........          15.32%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.37460

CLASS R3

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          21.40%
      Dividends Received Deduction for corporations.........          15.32%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.37529

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          21.40%
      Dividends Received Deduction for corporations.........          15.32%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.37591

CLASS R5

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          21.40%
      Dividends Received Deduction for corporations.........          15.32%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.37656

CLASS Y

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          21.40%
      Dividends Received Deduction for corporations.........          15.32%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.37362

RiverSource Retirement Plus 2025 Fund
Fiscal period ended April 30, 2007

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.42%
      Dividends Received Deduction for corporations.........          17.48%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.32657

CLASS R2

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.42%
      Dividends Received Deduction for corporations.........          17.48%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.33023

CLASS R3

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.42%
      Dividends Received Deduction for corporations.........          17.48%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.33092

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.42%
      Dividends Received Deduction for corporations.........          17.48%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.33156

CLASS R5

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.42%
      Dividends Received Deduction for corporations.........          17.48%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.33219

CLASS Y

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.42%
      Dividends Received Deduction for corporations.........          17.48%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.32919

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  105

RiverSource Retirement Plus 2030 Fund
Fiscal period ended April 30, 2007

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.03%
      Dividends Received Deduction for corporations.........          17.11%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.33563

CLASS R2

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.03%
      Dividends Received Deduction for corporations.........          17.11%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.34045

CLASS R3

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.03%
      Dividends Received Deduction for corporations.........          17.11%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.34114

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.03%
      Dividends Received Deduction for corporations.........          17.11%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.34177

CLASS R5

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.03%
      Dividends Received Deduction for corporations.........          17.11%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.34241

CLASS Y

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.03%
      Dividends Received Deduction for corporations.........          17.11%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.33899

RiverSource Retirement Plus 2035 Fund
Fiscal period ended April 30, 2007

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          23.78%
      Dividends Received Deduction for corporations.........          16.97%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.32198

CLASS R2

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          23.78%
      Dividends Received Deduction for corporations.........          16.97%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.33188

CLASS R3

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          23.78%
      Dividends Received Deduction for corporations.........          16.97%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.33256

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          23.78%
      Dividends Received Deduction for corporations.........          16.97%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.33320

CLASS R5

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          23.78%
      Dividends Received Deduction for corporations.........          16.97%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.33382

CLASS Y

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          23.78%
      Dividends Received Deduction for corporations.........          16.97%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.33087

--------------------------------------------------------------------------------

 106 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

RiverSource Retirement Plus 2040 Fund
Fiscal period ended April 30, 2007

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.10%
      Dividends Received Deduction for corporations.........          17.24%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.33923

CLASS R2

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.10%
      Dividends Received Deduction for corporations.........          17.24%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.34689

CLASS R3

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.10%
      Dividends Received Deduction for corporations.........          17.24%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.34758

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.10%
      Dividends Received Deduction for corporations.........          17.24%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.34833

CLASS R5

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.10%
      Dividends Received Deduction for corporations.........          17.24%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.34885

CLASS Y

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          24.10%
      Dividends Received Deduction for corporations.........          17.24%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.34493

RiverSource Retirement Plus 2045 Fund
Fiscal period ended April 30, 2007

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          22.81%
      Dividends Received Deduction for corporations.........          16.31%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.31670

CLASS R2

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          22.81%
      Dividends Received Deduction for corporations.........          16.31%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.32498

CLASS R3

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          22.81%
      Dividends Received Deduction for corporations.........          16.31%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.32571

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          22.81%
      Dividends Received Deduction for corporations.........          16.31%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.32631

CLASS R5

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          22.81%
      Dividends Received Deduction for corporations.........          16.31%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.32692

CLASS Y

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          22.81%
      Dividends Received Deduction for corporations.........          16.31%

PAYABLE DATE                                                       PER SHARE
Dec. 21, 2006...............................................        $0.32411

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  107

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 102 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,
ADDRESS,                     POSITION HELD WITH FUND
AGE                          AND LENGTH OF SERVICE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Board member since 2006      Chief Justice, Minnesota Supreme Court,
901 S. Marquette Ave.                                     1998-2005
Minneapolis, MN 55402
Age 52
-------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson              Board member since 1999      Chair, RiverSource Funds, 1999-2006; former
901 S. Marquette Ave.                                     Governor of Minnesota
Minneapolis, MN 55402
Age 72
-------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn            Board member since 2004      Trustee Professor of Economics and
901 S. Marquette Ave.                                     Management, Bentley College; former Dean,
Minneapolis, MN 55402                                     McCallum Graduate School of Business,
Age 56                                                    Bentley College
-------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                Board member since 1985      Attorney and Consultant
901 S. Marquette Ave.
Minneapolis, MN 55402
Age 72
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA         Board member since 2005      Former Managing Director, Shikiar Asset          American Progressive
901 S. Marquette Ave.                                     Management                                       Insurance
Minneapolis, MN 55402
Age 71
-------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        Board member since 2002      President Emeritus and Professor of              Valmont Industries,
901 S. Marquette Ave.        and Chair of the Board       Economics, Carleton College                      Inc. (manufactures
Minneapolis, MN 55402        since 2007                                                                    irrigation systems)
Age 68
-------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia       Board member since 2004      Director, Enterprise Asset Management, Inc.      Strategic
901 S. Marquette Ave.                                     (private real estate and asset management        Distribution, Inc.
Minneapolis, MN 55402                                     company)                                         (transportation,
Age 54                                                                                                     distribution and
                                                                                                           logistics
                                                                                                           consultants)
-------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby         Board member since 2002      Chief Executive Officer, RiboNovix, Inc.         Hybridon, Inc.
901 S. Marquette Ave.                                     since 2003 (biotechnology); former               (biotechnology);
Minneapolis, MN 55402                                     President, Forester Biotech                      American Healthways,
Age 63                                                                                                     Inc. (health
                                                                                                           management programs)
-------------------------------------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,
ADDRESS,                     POSITION HELD WITH FUND
AGE                          AND LENGTH OF SERVICE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
William F. Truscott          Board member since           President -- U.S. Asset Management and
53600 Ameriprise             2001, Vice President         Chief Investment Officer, Ameriprise
Financial Center             since 2002                   Financial, Inc. and President, Chairman of
Minneapolis, MN 55474                                     the Board and Chief Investment Officer,
Age 46                                                    RiverSource Investments, LLC since 2005;
                                                          President, Ameriprise Certificate Company
                                                          since 2006; Senior Vice President -- Chief
                                                          Investment Officer, Ameriprise Financial,
                                                          Inc. and Chairman of the Board and Chief
                                                          Investment Officer, RiverSource
                                                          Investments, LLC, 2001-2005
-------------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

--------------------------------------------------------------------------------

 108 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,
ADDRESS,                 POSITION HELD WITH FUND
AGE                      AND LENGTH OF SERVICE     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since 2006      Senior Vice President -- Asset Management, RiverSource
172 Ameriprise                                     Investments, LLC since 2006; Managing Director and Global
Financial Center                                   Head of Product, Morgan Stanley Investment Management,
Minneapolis, MN 55474                              2004-2006; President, Touchstone Investments, 2002-2004;
Age 41                                             Director of Strategic Planning, Evergreen Investments,
                                                   1995-2002
---------------------------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President since      Executive Vice President -- Equity and Fixed Income,
172 Ameriprise           2004                      Ameriprise Financial, Inc. and RiverSource Investments, LLC
Financial Center                                   since 2006; Vice President -- Investments, Ameriprise
Minneapolis, MN 55474                              Certificate Company since 2003; Senior Vice
Age 43                                             President -- Fixed Income, Ameriprise Financial, Inc.,
                                                   2002-2006 and RiverSource Investments, LLC, 2004-2006;
                                                   Managing Director, Zurich Global Assets, 2001-2002
---------------------------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President since      Vice President -- Asset Management and Trust Company
5228 Ameriprise          2006                      Services, RiverSource Investments, LLC since 2006; Vice
Financial Center                                   President -- Operations and Compliance, RiverSource
Minneapolis, MN 55474                              Investments, LLC, 2004-2006; Director of Product
Age 41                                             Development -- Mutual Funds, Ameriprise Financial, Inc.,
                                                   2001-2004
---------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since 2002      Vice President -- Investment Accounting, Ameriprise
105 Ameriprise                                     Financial, Inc. since 2002; Vice President -- Finance,
Financial Center                                   American Express Company, 2000-2002
Minneapolis, MN 55474
Age 51
---------------------------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President, General   Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise          Counsel and Secretary     Ameriprise Financial, Inc. since 2005; Vice President,
Financial Center         since 2006                General Counsel and Secretary, Ameriprise Certificate
Minneapolis, MN 55474                              Company since 2005; Vice President -- Asset Management
Age 47                                             Compliance, Ameriprise Financial, Inc., 2004-2005; Senior
                                                   Vice President and Chief Compliance Officer, U.S. Bancorp
                                                   Asset Management, 2002-2004; Second Vice President and
                                                   Assistant General Counsel, Hartford Life, 2001-2002
---------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance Officer  U.S. Asset Management Chief Compliance Officer, RiverSource
172 Ameriprise           since 2006                Investments, LLC since 2006; Director -- Mutual Funds,
Financial Center                                   Voyageur Asset Management, 2003-2006; Director of Finance,
Minneapolis, MN 55474                              Voyageur Asset Management, 2000-2003
Age 46
---------------------------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering          Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise          Prevention Officer since  Ameriprise Financial, Inc. since 2004; Manager Anti- Money
Financial Center         2004                      Laundering, Ameriprise Financial, Inc., 2003-2004;
Minneapolis, MN 55474                              Compliance Director and Bank Secrecy Act Officer, American
Age 43                                             Express Centurion Bank, 2000-2003
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT  109

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 110 RIVERSOURCE RETIREMENT PLUS SERIES -- 2007 ANNUAL REPORT

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE RETIREMENT PLUS(SM) SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(SM) mutual funds are
distributed by RiverSource Distributors, Inc. and Ameriprise
Financial Services, Inc., Members NASD, and managed by
RiverSource Investments, LLC. These companies are part of
Ameriprise Financial, Inc.                                       S-6507 D (6/07)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

           (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

           (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.    Principal Accountant Fees and Services

Fund - Related Fees(1),(2)

(a) Audit Fees. The fees paid for the years ended April 30, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Retirement Series Trust were as follows:

          2007 - $35,800;   2006 - None

(b) Audit - Related Fees. The fees paid for the years ended April 30, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Retirement Series Trust were as follows:

          2007 - $28;       2006 - None

(c) Tax Fees. The fees paid for the years ended April 30, to KPMG LLP for tax compliance related services for RiverSource Retirement Series Trust were as follows:

          2007 - $7,400;    2006 - None

(d) All Other Fees. The fees paid for the years ended April 30, to KPMG LLP for additional professional services rendered for RiverSource Retirement Series Trust were as follows:

          2007 - $28;       2006 - None

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2007 and 2006 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended April 30, by the registrant for non-audit services to KPMG LLP were as follows:

          2007 - $66,578;   2006 - $114,000

     The fees paid for the years ended April 30, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

          2007 - $59,150;   2006 - $114,000

(h) 100% of the services performed for item (g) above during 2007 and 2006 were pre-approved by the audit committee.

(1)  2006 represents bills paid 5/1/05 - 4/30/06

     2007 represents bills paid 5/1/06 - 4/30/07

(2) Shares of each Fund within RiverSource Retirement Series Trust were first offered to the public on May 18, 2006.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Retirement Series Trust
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 26, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 26, 2007